                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

         File No. 2-99222

         Pre-Effective Amendment No. ____

         Post-Effective Amendment No. 54                            [X]
                                     ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

         File No. 811-4363

         Amendment No. 55
                      ----

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                             American Century Tower
                     4500 Main Street, Kansas City, MO 64111
                    ----------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MO 64111
        -----------------------------------------------------------------
                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: August 1, 2007

It is proposed that this filing become effective:

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on August 1, 2007 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------------------------------------------------------------------------------

August 1, 2007

AMERICAN CENTURY INVESTMENTS
PROSPECTUS

Capital Preservation Fund
Ginnie Mae Fund
Government Bond Fund
Inflation-Adjusted Bond Fund
Short-Term Government Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

        Ginnie Mae Fund, Government Bond Fund,

     [GRAPHIC OF TRIANGLE]

     THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT
     DEFINITIONS OF KEY INVESTMENT TERMS AND TO PROVIDE
     OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek income and investment returns by investing in various types of
U.S. government securities.

Inflation-Adjusted Bond seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest most of their assets in DEBT SECURITIES issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities, such as the Government National Mortgage Association (Ginnie
Mae), are supported by the full faith and credit of the U.S. government.
Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie
Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal
Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations. In general, securities issued by non-U.S. government entities such as corporations are backed only by the credit of the issuer.

     [GRAPHIC OF TRIANGLE]

     DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES,
     BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds.

FUND              PRIMARY INVESTMENTS            PRINCIPAL RISKS
--------------------------------------------------------------------------------
Capital           Short-term U.S. Treasury       Lowest credit risk
Preservation      securities that mature         Lowest interest rate risk
                  in 397 days or less
--------------------------------------------------------------------------------
Ginnie Mae        Ginnie Maes, which are         Very low credit risk
                  mortgage-backed                Moderate interest rate risk
                  securities issued by           Prepayment risk
                  the Government
                  National Mortgage
                  Association
--------------------------------------------------------------------------------
Government        U.S. government                Low credit risk
Bond              securities of any              Moderate interest rate risk(1)
                  maturity                       Prepayment risk
--------------------------------------------------------------------------------
Inflation-        Inflation-indexed              Moderate credit risk
Adjusted          U.S. securities                Moderate interest rate risk
Bond
--------------------------------------------------------------------------------
Short-Term        U.S. government                Low credit risk
Government        securities that mature         Low interest rate risk
                  in three years or less         Prepayment risk
--------------------------------------------------------------------------------

(1)  THE INTEREST RATE RISK IS MODERATE UNDER NORMAL MARKET CONDITIONS, AND
     IT MAY FLUCTUATE AS THE PORTFOLIO MANAGERS REPOSITION THE FUND IN RESPONSE
     TO CHANGING MARKET CONDITIONS.

------
2

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

A more detailed description of the funds' investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
13.

     [GRAPHIC OF TRIANGLE]

     AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
     OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC)
     OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUND
     (CAPITAL PRESERVATION) SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT
     AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN IT.

------
3

FUND PERFORMANCE HISTORY

CAPITAL PRESERVATION FUND

Annual Total Returns

The following bar charts show the performance of the fund's Investor Class shares for each of the last 10 calendar years. They indicate the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

CAPITAL PRESERVATION - INVESTOR CLASS(1)

(1)  AS OF JUNE 30, 2007, THE END OF THE MOST RECENT CALENDAR QUARTER,
     CAPITAL PRESERVATION'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 2.31%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                   HIGHEST                       LOWEST
--------------------------------------------------------------------------------
Capital Preservation               1.47% (4Q 2000)               0.13% (1Q 2004)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares for the periods indicated. As a money market fund, Capital
Preservation Fund is not required to include after tax information.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006    1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Capital Preservation                             4.36%     1.95%      3.34%
--------------------------------------------------------------------------------

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

For current performance information, including yields, please call us or visit
americancentury.com.

------
4

GINNIE MAE FUND
GOVERNMENT BOND FUND
INFLATION-ADJUSTED BOND FUND
SHORT-TERM GOVERNMENT FUND

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of the class if less than 10 years. They indicate the volatility of the funds' historical returns from year to year. Account fees and sales charges, if applicable, are not reflected in the charts below. If they had been included, returns would be lower than those shown. The returns of the funds' other classes of shares will differ from those shown in the charts, depending on the expenses of those classes.

GINNIE MAE FUND - INVESTOR CLASS(1)

(1)  AS OF JUNE 30, 2007, THE END OF THE MOST RECENT CALENDAR QUARTER,
     GINNIE MAE'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 0.50%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Ginnie Mae                   3.61% (3Q 2001)                   -0.91% (2Q 2004)
--------------------------------------------------------------------------------

------
5

GOVERNMENT BOND FUND - INVESTOR CLASS(1)(2)

(1)  AS OF JUNE 30, 2007, THE END OF THE MOST RECENT CALENDAR QUARTER,
     GOVERNMENT BOND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 0.88%.

(2)  PERFORMANCE INFORMATION PRIOR TO SEPTEMBER 3, 2002, IS THAT OF THE
     AMERICAN CENTURY TREASURY FUND, ALL OF THE NET ASSETS OF WHICH WERE
     ACQUIRED BY GOVERNMENT BOND PURSUANT TO A PLAN OF REORGANIZATION APPROVED
     BY TREASURY SHAREHOLDERS ON AUGUST 2, 2002.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                HIGHEST                         LOWEST
--------------------------------------------------------------------------------
Government Bond                 6.32% (3Q 2002)                 -2.44% (2Q 2004)
--------------------------------------------------------------------------------

INFLATION-ADJUSTED BOND FUND - INVESTOR CLASS(1)

(1)  AS OF JUNE 30, 2007, THE END OF THE MOST RECENT CALENDAR QUARTER,
     INFLATION-ADJUSTED BOND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 1.39%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                    HIGHEST                     LOWEST
--------------------------------------------------------------------------------
Inflation-Adjusted Bond             7.23% (3Q 2002)             -3.16% (2Q 2004)
--------------------------------------------------------------------------------

------
6

SHORT-TERM GOVERNMENT FUND - INVESTOR CLASS(1)

(1)  AS OF JUNE 30, 2007, THE END OF THE MOST RECENT CALENDAR QUARTER,
     SHORT-TERM GOVERNMENT'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 1.96%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                   HIGHEST                      LOWEST
--------------------------------------------------------------------------------
Short-Term Government              3.10% (3Q 2001)              -1.10% (2Q 2004)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways. Additional tables show the average annual total returns of the funds' other share classes calculated before the impact of taxes. Returns assume the deduction of all sales loads, charges and other fees associated with a particular class. Your actual returns may vary depending on the circumstances of your investment. Because Ginnie Mae's
Institutional and R Classes had not commenced operations as of the calendar year end, they are not included. We anticipate that these classes will be available for purchase on or after September 28, 2007.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the funds during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

------
7

INVESTOR CLASS

For the calendar year ended                                           Life of
December 31, 2006                       1 year   5 years   10 years   Class(1)
--------------------------------------------------------------------------------
Ginnie Mae Fund

Return Before Taxes                     4.00%    4.05%     5.39%      -

Return After Taxes on Distributions     2.23%    2.26%     3.19%      -

Return After Taxes on Distributions     2.57%    2.39%     3.24%      -
   and Sale of Fund Shares

Citigroup GNMA Index(2)
   (reflects no deduction
   for fees, expenses or taxes)         4.52%    4.81%     6.14%      -

Citigroup 30-Year GNMA Index
   (reflects no deduction
   for fees, expenses or taxes)         4.51%    4.82%     6.14%      -
--------------------------------------------------------------------------------
Government Bond Fund(3)

Return Before Taxes                     3.96%    4.29%     5.54%      -

Return After Taxes on Distributions     2.32%    2.61%     3.54%      -

Return After Taxes on Distributions
   and Sale of Fund Shares              2.54%    2.72%     3.54%      -

Citigroup Treasury/Mortgage Index       4.27%    4.77%     6.10%      -
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
Inflation-Adjusted Bond Fund

Return Before Taxes                     0.07%    6.46%     N/A        5.84%

Return After Taxes on Distributions     -1.21%   4.71%     N/A        3.84%

Return After Taxes on Distributions
   and Sale of Fund Shares              0.04%    4.52%     N/A        3.77%

Citigroup U.S. Inflation-Linked         0.40%    7.18%     N/A        6.61%(4)

Securities Index
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
Short-Term Government Fund

Return Before Taxes                     4.00%    2.51%     4.12%      -

Return After Taxes on Distributions     2.47%    1.45%     2.48%      -

Return After Taxes on Distributions
   and Sale of Fund Shares              2.58%    1.52%     2.50%      -

Citigroup U.S. Treasury/Agency          4.11%    2.98%     4.80%      -
   1- to 3-Year Index
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INFLATION-ADJUSTED BOND INVESTOR CLASS IS
     FEBRUARY 10, 1997. ONLY CLASSES WITH PERFORMANCE HISTORY FOR LESS THAN 10
     YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  ON AUGUST 25, 2006, GINNIE MAE'S BENCHMARK CHANGED FROM THE CITIGROUP
     30 YEAR GNMA INDEX TO THE CITIGROUP GNMA INDEX. THE FUND'S INVESTMENT
     ADVISOR BELIEVES THIS INDEX BETTER REPRESENTS THE FUND'S COMPOSITION.

(3)  PERFORMANCE INFORMATION PRIOR TO SEPTEMBER 3, 2002, IS THAT OF THE
     AMERICAN CENTURY TREASURY FUND, ALL OF THE NET ASSETS OF WHICH WERE
     ACQUIRED BY GOVERNMENT BOND PURSUANT TO A PLAN OF REORGANIZATION APPROVED
     BY TREASURY SHAREHOLDERS ON AUGUST 2, 2002.

(4)  SINCE FEBRUARY 28, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006      1 YEAR      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Inflation-Adjusted Bond Fund

Return Before Taxes                                0.25%       4.60%

Citigroup U.S. Inflation-Linked                    0.40%       4.79%(2)
   Securities Index
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INFLATION-ADJUSTED BOND INSTITUTIONAL CLASS
     IS OCTOBER 1, 2002. ONLY CLASSES WITH PERFORMANCE HISTORY FOR LESS THAN 10
     YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  SINCE SEPTEMBER 30, 2002, THE DATE CLOSEST TO THE CLASS'S INCEPTION
     FOR WHICH DATA IS AVAILABLE.

------
8

C CLASS
                                                                      LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006    1 YEAR    5 YEARS    CLASS(1)
--------------------------------------------------------------------------------
Ginnie Mae Fund

Return Before Taxes                              2.97%     3.12%      3.28%

Citigroup GNMA Index(2)                          4.52%     4.81%      5.14%(3)
   (reflects no deduction
   for fees, expenses or taxes)

Citigroup 30-Year GNMA Index                     4.51%     4.82%      5.14%(3)
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE GINNIE MAE C CLASS IS JUNE 15, 2001. ONLY
     CLASSES WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR
     LIFE OF CLASS.

(2)  ON AUGUST 25, 2006, GINNIE MAE'S BENCHMARK CHANGED FROM THE CITIGROUP
     30 YEAR GNMA INDEX TO THE CITIGROUP GNMA INDEX. THE FUND'S INVESTMENT
     ADVISOR BELIEVES THIS INDEX BETTER REPRESENTS THE FUND'S COMPOSITION.

(3)  SINCE JUNE 30, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED                                           LIFE OF
DECEMBER 31, 2006                        1 YEAR        5 YEARS        CLASS(1)
--------------------------------------------------------------------------------
Ginnie Mae Fund

Return Before Taxes                      3.74%         3.79%          4.85%

Citigroup GNMA Index(2)                  4.52%         4.81%          5.88%(3)
   (reflects no deduction
   for fees, expenses or taxes)

Citigroup 30-Year GNMA Index             4.51%         4.82%          5.88%(3)
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
Government Bond Fund(4)

Return Before Taxes                      3.70%         4.03%          5.12%

Citigroup Treasury/Mortgage              4.27%         4.77%          5.91%(3)
   Index (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
Inflation-Adjusted Bond Fund

Return Before Taxes                      -0.17%        6.20%          6.21%

Citigroup U.S. Inflation-Linked          0.40%         7.18%          7.21%(5)

Securities Index
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------
Short-Term Government Fund

Return Before Taxes                      3.74%         2.26%          3.54%

Citigroup U.S. Treasury/Agency           4.11%         2.98%          4.50%(5)
   1- to 3-Year Index
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE ADVISOR CLASS ARE: GINNIE MAE, OCTOBER 9,
     1997; GOVERNMENT BOND, OCTOBER 9, 1997; INFLATION-ADJUSTED BOND, JUNE 15,
     1998; AND SHORT-TERM GOVERNMENT, JULY 8, 1998. ONLY CLASSES WITH
     PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  ON AUGUST 25, 2006, GINNIE MAE'S BENCHMARK CHANGED FROM THE CITIGROUP
     30 YEAR GNMA INDEX TO THE CITIGROUP GNMA INDEX. THE FUND'S INVESTMENT
     ADVISOR BELIEVES THIS INDEX BETTER REPRESENTS THE FUND'S COMPOSITION.

(3)  SINCE SEPTEMBER 30, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION
     FOR WHICH DATA IS AVAILABLE.

(4)  PERFORMANCE INFORMATION PRIOR TO SEPTEMBER 3, 2002, IS THAT OF THE
     AMERICAN CENTURY TREASURY FUND, ALL OF THE NET ASSETS OF WHICH WERE
     ACQUIRED BY GOVERNMENT BOND PURSUANT TO A PLAN OF REORGANIZATION APPROVED
     BY TREASURY SHAREHOLDERS ON AUGUST 2, 2002.

(5)  SINCE JUNE 30, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, including yields, please call us or visit
americancentury.com.

------
9

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares (other than a $10 fee to redeem by wire and the deferred sales charge associated with C Class shares redeemed during the first year after purchase)

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class (all funds)
  Maximum Account Maintenance Fee                                         $25(1)
--------------------------------------------------------------------------------
C Class
  Maximum Deferred Sales Charge (load)
  (as a percentage of net asset value)                                  1.00%(2)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing Directly with American Century FOR MORE DETAILS.

(2)  THE DEFERRED SALES CHARGE IS CONTINGENT ON THE LENGTH OF TIME YOU HAVE
     OWNED YOUR SHARES. THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE
     AND IS ELIMINATED THEREAFTER.

------
10

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                  DISTRIBUTION                    TOTAL ANNUAL
                     MANAGEMENT   AND SERVICE       OTHER         FUND OPERATING
                     FEE(1)       (12B-1) FEES(2)   EXPENSES(3)   EXPENSES
--------------------------------------------------------------------------------
Capital
Preservation

  Investor Class     0.48%        None              0.00%         0.48%
--------------------------------------------------------------------------------
Ginnie Mae

  Investor Class     0.57%(4)     None              0.00%         0.57%
--------------------------------------------------------------------------------
  Institutional      0.37%(4)     None              0.00%         0.37%
  Class(5)
--------------------------------------------------------------------------------
  C Class            0.57%(4)     1.00%             0.00%         1.57%
--------------------------------------------------------------------------------
  R Class(5)         0.57%(4)     0.50%             0.00%         1.07%
--------------------------------------------------------------------------------
  Advisor Class      0.32%(4)     0.50%             0.00%         0.82%
--------------------------------------------------------------------------------
Government Bond

  Investor Class     0.49%        None              0.00%         0.49%
--------------------------------------------------------------------------------
  Advisor Class      0.24%        0.50%             0.00%         0.74%
--------------------------------------------------------------------------------
Inflation-Adjusted
Bond

  Investor Class     0.49%        None              0.00%         0.49%
--------------------------------------------------------------------------------
  Institutional      0.29%        None              0.00%         0.29%
  Class
--------------------------------------------------------------------------------
  Advisor Class      0.24%        0.50%             0.00%         0.74%
--------------------------------------------------------------------------------
Short-Term
Government

  Investor Class     0.57%        None              0.00%         0.57%
--------------------------------------------------------------------------------
  Advisor Class      0.32%        0.50%             0.00%         0.82%
--------------------------------------------------------------------------------

(1)  THE FUNDS PAY THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUNDS TO OPERATE. THE FEE SHOWN IS
     BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS HAVE
     STEPPED FEE SCHEDULES. AS A RESULT, THE FUNDS' UNIFIED MANAGEMENT FEE RATES
     GENERALLY DECREASE AS FUND ASSETS INCREASE AND INCREASE AS FUND ASSETS
     DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE The
     Investment Advisor UNDER Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. IN
     ADDITION, HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING AND ADMINISTRATIVE SERVICES PROVIDED BY FINANCIAL
     INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     BY 0.25% FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY
     SERVICES IS THE SAME FOR ALL CLASSES. FOR MORE INFORMATION, SEE Multiple
     Class Information and Service, Distribution and Administrative Fees, PAGE
     38.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
     INDEPENDENT TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4)  EFFECTIVE AUGUST 1, 2007, AMERICAN CENTURY VOLUNTARILY WAIVED A
     PORTION OF GINNIE MAE'S MANAGEMENT FEE. TAKING INTO ACCOUNT THIS WAIVER,
     THE MANAGEMENT FEE AND TOTAL ANNUAL FUND OPERATING EXPENSES FOR INVESTOR
     CLASS WILL BE 0.49%; THE MANAGEMENT FEE AND TOTAL ANNUAL FUND OPERATING
     EXPENSES FOR INSTITUTIONAL CLASS WILL BE 0.29%; THE MANAGEMENT FEE AND
     TOTAL ANNUAL FUND OPERATING EXPENSES FOR C CLASS WILL BE 0.49% AND 1.49%,
     RESPECTIVELY; THE MANAGEMENT FEE AND TOTAL ANNUAL FUND OPERATING EXPENSES
     FOR R CLASS WILL BE 0.49% AND 0.99%, RESPECTIVELY; AND THE MANAGEMENT FEE
     AND TOTAL ANNUAL FUND OPERATING EXPENSES FOR ADVISOR CLASS WILL BE 0.24%
     AND 0.74%, RESPECTIVELY. THIS FEE WAIVER IS VOLUNTARY AND MAY BE REVISED OR
     TERMINATED AT ANY TIME BY AMERICAN CENTURY WITHOUT NOTICE.

(5)  WE ANTICIPATE THAT GINNIE MAE'S INSTITUTIONAL AND R CLASS SHARES WILL
     BE AVAILABLE FOR PURCHASE ON OR AFTER SEPTEMBER 28, 2007.

------
11

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                          1 YEAR        3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------
Capital
Preservation

  Investor Class          $49           $154           $268           $603
-------------------------------------------------------------------------------
Ginnie Mae

  Investor Class          $58           $182           $318           $712
-------------------------------------------------------------------------------
  Institutional           $38           $119           $208           $468
  Class
-------------------------------------------------------------------------------
  C Class                 $159          $493           $850           $1,854
-------------------------------------------------------------------------------
  R Class                 $109          $339           $588           $1,300
-------------------------------------------------------------------------------
  Advisor Class           $84           $261           $454           $1,010
-------------------------------------------------------------------------------
Government Bond

  Investor Class          $50           $157           $274           $615
-------------------------------------------------------------------------------
  Advisor Class           $75           $236           $411           $916
-------------------------------------------------------------------------------
Inflation-Adjusted
Bond

  Investor Class          $50           $157           $274           $615
-------------------------------------------------------------------------------
  Institutional           $30           $93            $163           $368
  Class
-------------------------------------------------------------------------------
  Advisor Class           $75           $236           $411           $916
-------------------------------------------------------------------------------
Short-Term
Government

  Investor Class          $58           $182           $318           $712
-------------------------------------------------------------------------------
  Advisor Class           $84           $261           $454           $1,010
-------------------------------------------------------------------------------

------
12

OBJECTIVES, STRATEGIES AND RISKS

CAPITAL PRESERVATION FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund is a money market fund that seeks maximum safety and liquidity and seeks to pay shareholders the highest rate of return consistent with this objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Capital Preservation buys short-term money market securities issued by the U.S.
Treasury that are guaranteed by the direct full faith and credit pledge of the
U.S. government. The income from these securities is exempt from state income tax.

     [GRAPHIC OF TRIANGLE]

     MONEY MARKET SECURITIES HAVE LESS THAN 397 DAYS REMAINING UNTIL MATURITY.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, including buy/sell back transactions, the fund may purchase securities in advance to generate additional income. The fund may commit up to
35% of its total assets to when-issued or forward commitment agreements.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

U.S. Treasury securities are believed to be the safest securities because they are supported by the government's full faith and credit pledge (the highest credit quality available) and because they are among the most widely traded and most liquid securities investors can buy. Because short-term money market securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

------
13

GINNIE MAE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Ginnie Mae seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests at least 80% of its assets in securities issued by the
Government National Mortgage Association (GNMA). The fund may change this 80%
policy only upon 60 days' prior written notice to shareholders. Unlike many other mortgage-backed securities, the timely payment of principal and interest on these certificates is guaranteed by GNMA. GNMA's payment guarantee is stronger than most other government agencies' because it is backed by the full faith and credit pledge of the U.S. government. This means that the fund receives its share of payments regardless of whether the ultimate borrowers make their payments.

In addition, the fund may buy other U.S. government securities, including U.S.
Treasury securities and other securities issued or guaranteed by the U.S.
government and its agencies and instrumentalities.

The fund may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, the fund may purchase securities, including mortgage dollar rolls, in advance through when-issued and forward commitment transactions. The fund may commit up to 35% of its total assets to when-issued or forward commitment agreements.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or U.S. government securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objective.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Ginnie
Mae than for funds that have shorter weighted average maturities, such as money market funds.

Ginnie Mae invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by
Ginnie Mae, may be prepaid in this fashion. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds that have similar weighted average maturities.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

------
14

GOVERNMENT BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high current income.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests at least 80% of its assets in U.S. government debt securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. The fund may change this 80% policy only upon 60 days' prior written notice to shareholders.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities, including mortgage dollar rolls, in advance to generate additional income. The fund may commit up to 35% of its total assets to when-issued or forward commitment agreements.

The fund may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

The portfolio managers monitor the weighted average maturity of Government Bond.
The managers seek to adjust this weighted average maturity as appropriate, taking into account market conditions and other relevant factors.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objective.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, a fund's share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the fund's share value will decline, but the share values of funds with longer weighted average maturities generally will decline further.

Government Bond invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by
Government Bond, may be prepaid in this fashion. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds with similar maturities.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

The fund's share value will fluctuate. As a result, it is possible to lose money by investing in the fund. In general, funds that have a higher potential gain have a higher potential loss.

------
15

INFLATION-ADJUSTED BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests at least 80% of its assets in inflation-adjusted debt securities. The fund may change this 80% policy only upon 60 days' prior written notice to shareholders. These securities include inflation-indexed securities issued by the U.S. Treasury, by other U.S. government agencies and instrumentalities, and by other, non-U.S. government entities such as corporations. Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them; their principal value may be indexed for changes in inflation.

The fund may invest up to 20% of its assets in traditional U.S. Treasury, U.S.
government agency or other non-U.S. government securities that are not inflation-indexed.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or traditional U.S. government securities.
To the extent the fund assumes a defensive position, it will not be pursuing its investment objective.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Inflation-indexed securities offer a return linked to inflation. They are designed to protect investors from a loss of value due to inflation. However, inflation-indexed securities are still subject to the effects of changes in market interest rates caused by factors other than inflation, or so-called REAL
INTEREST RATES. Because inflation-indexed securities trade at prevailing real, or after-inflation, interest rates, changes in these rates affect the fund's share value. Generally, when real interest rates rise, the fund's share value will decline. The opposite is true when real interest rates decline.

     [GRAPHIC OF TRIANGLE]

     THE REAL INTEREST RATE IS THE CURRENT MARKET INTEREST RATE MINUS
     THE MARKET'S INFLATION EXPECTATIONS.

Although an investment in inflation-indexed securities issued by entities other than the U.S. Treasury or the U.S. government and its agencies and instrumentalities increases the potential credit risk associated with the fund, the fund will attempt to mitigate this additional risk by limiting its investments to issuers whose credit has been rated BBB or higher, or, if unrated, determined to be of equivalent credit quality by the advisor.

------
16

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

------
17

SHORT-TERM GOVERNMENT FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Short-Term Government seeks high current income while maintaining safety of principal.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys short-term securities and will invest at least 80% of its assets in U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. The fund may change this 80% policy only upon 60 days' prior written notice to shareholders. In addition, the fund may invest up to 20% of its assets in investment-grade debt securities, including debt securities of
U.S. companies, and non-U.S. government mortgage-backed, asset-backed and other fixed-income securities.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities, including mortgage dollar rolls, in advance to generate additional income. The fund may commit up to 35% of its total assets to when-issued or forward commitment agreements.

The fund may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

Under normal market conditions, the portfolio managers maintain a weighted average maturity of three years or less.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objective.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Interest rate changes affect the fund's share value. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Short-Term
Government than for funds that have shorter weighted average maturities, such as money market funds.

Short-Term Government invests in mortgage-backed and asset-backed securities.
When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the mortgage-backed securities purchased by Short-Term Government, may be prepaid in this fashion. Likewise, borrowers may prepay the auto loan, home equity loan or student loan receivables, corporate loans or bonds or other assets underlying the fund's asset-backed securities. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower. Because of this prepayment risk, the fund may benefit less from declining interest rates than other short-term funds.

------
18

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

------
19

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           AMOUNT OF       PERCENT OF   REMAINING   WEIGHTED
                           SECURITY OWNED  PORTFOLIO    MATURITY    MATURITY
--------------------------------------------------------------------------------
Debt Security A            $100,000        25%          4 years     1 year
--------------------------------------------------------------------------------
Debt Security B            $300,000        75%          12 years    9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                           10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

------
20

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                    -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                    -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                    -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The portfolio managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                          INTEREST RATE          CREDIT          LIQUIDITY
                          RISK                   RISK            RISK
--------------------------------------------------------------------------------
Capital Preservation      Lowest                 Lowest          Very Low
--------------------------------------------------------------------------------
Ginnie Mae                Moderate               Very Low        Very Low
--------------------------------------------------------------------------------
Government Bond           Moderate(1)            Low             Very Low
--------------------------------------------------------------------------------
Inflation-Adjusted        Moderate               Moderate        Very Low
Bond
--------------------------------------------------------------------------------
Short-Term                Low                    Low             Very Low
Government
--------------------------------------------------------------------------------

(1)  THE INTEREST RATE RISK IS MODERATE UNDER NORMAL MARKET CONDITIONS, BUT
     IT MAY FLUCTUATE AS THE PORTFOLIO MANAGERS REPOSITION THE FUND IN RESPONSE
     TO CHANGING MARKET CONDITIONS.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics and may pose some level of risk to the funds. If you would like to learn more about these techniques, please review the statement of additional information before making an investment.

------
21

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about the funds' operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the funds' advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provides to the funds, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the funds. The management fee is calculated daily and paid monthly in arrears. Out of each fund's fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as each of the funds (the
"Category Fee") and (ii) the assets of all funds in the American Century family of funds (the "Complex Fee"). The statement of additional information contains detailed information about the calculation of the management fee.

MANAGEMENT FEES PAID
BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF
AVERAGE NET ASSETS
FOR THE FISCAL YEAR ENDED   INVESTOR  INSTITUTIONAL   C        R        ADVISOR
MARCH 31, 2007              CLASS     CLASS           CLASS    CLASS    CLASS
-------------------------------------------------------------------------------
Capital Preservation        0.48%     N/A(1)          N/A(2)   N/A(3)   N/A(4)
-------------------------------------------------------------------------------
Ginnie Mae                  0.57%     N/A(5)          0.57%    N/A(5)   0.32%
-------------------------------------------------------------------------------
Government Bond             0.49%     N/A(1)          N/A(2)   N/A(3)   0.24%
-------------------------------------------------------------------------------
Inflation-Adjusted Bond     0.49%     0.29%           N/A(2)   N/A(3)   0.24%
-------------------------------------------------------------------------------
Short-Term Government       0.57%     N/A(1)          N/A(2)   N/A(3)   0.32%
-------------------------------------------------------------------------------

(1)  THE FUND DOES NOT OFFER INSTITUTIONAL CLASS SHARES.

(2)  THE FUND DOES NOT OFFER C CLASS SHARES.

(3)  THE FUND DOES NOT OFFER R CLASS SHARES.

(4)  THE FUND DOES NOT OFFER ADVISOR CLASS SHARES.

(5)  GINNIE MAE'S INSTITUTIONAL AND R CLASSES HAD NOT COMMENCED OPERATIONS
     AS OF MARCH 31, 2007.

------
22

The Institutional and R Classes of Ginnie Mae were not in operation for the fiscal year ended March 31, 2007. Each class will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and
Complex Fees from the following schedules:

Investment Category Fee Schedule
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.3600%
--------------------------------------------------------------------------------
Next $1 billion                                                         0.3080%
--------------------------------------------------------------------------------
Next $3 billion                                                         0.2780%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.2580%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.2450%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.2430%
--------------------------------------------------------------------------------
Thereafter                                                              0.2425%
--------------------------------------------------------------------------------

Complex Fee Schedule
--------------------------------------------------------------------------------
                                      R CLASS                 INSTITUTIONAL
CATEGORY ASSETS                       FEE RATE                FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion                    0.3100%                 0.1100%
--------------------------------------------------------------------------------
Next $7.5 billion                     0.3000%                 0.1000%
--------------------------------------------------------------------------------
Next $15 billion                      0.2985%                 0.0985%
--------------------------------------------------------------------------------
Next $25 billion                      0.2970%                 0.0970%
--------------------------------------------------------------------------------
Next $25 billion                      0.2870%                 0.0870%
--------------------------------------------------------------------------------
Next $25 billion                      0.2800%                 0.0800%
--------------------------------------------------------------------------------
Next $25 billion                      0.2700%                 0.0700%
--------------------------------------------------------------------------------
Next $25 billion                      0.2650%                 0.0650%
--------------------------------------------------------------------------------
Next $25 billion                      0.2600%                 0.0600%
--------------------------------------------------------------------------------
Next $25 billion                      0.2550%                 0.0550%
--------------------------------------------------------------------------------
Thereafter                            0.2500%                 0.0500%
--------------------------------------------------------------------------------

A discussion regarding the basis for the Board of Trustees' approval of the funds' investment advisory contract with the advisor is available in the funds'
report to shareholders dated September 30, 2006.

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Representatives of these teams serve on the firm's Macro Strategy Team, which is responsible for periodically adjusting the funds' strategic investment parameters based on economic and market conditions. The funds' lead portfolio managers are responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the funds.

The individuals listed below are primarily responsible for the day-to-day management of the funds described in this prospectus.

Capital Preservation

LYNN PASCHEN (LEAD PORTFOLIO MANAGER)

Ms. Paschen, Portfolio Manager, has been a member of the team that manages
Capital Preservation since February 2003. She joined American Century in 1998 as a Senior Fund Accountant. In 2002, she was named Fixed Income Trader and served in that

------
23

capacity until being named to her current position in 2003. She has a bachelor's degree in finance from the University of Iowa and a master's degree in finance from Golden Gate University - San Francisco.

STEVEN M. PERMUT (MACRO STRATEGY TEAM REPRESENTATIVE)

Mr. Permut, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Capital Preservation since June 2003. He joined
American Century in June 1987 and became a portfolio manager in June 1990. He has a bachelor's degree in business and geography from State University of New
York - Oneonta and an MBA in finance from Golden Gate University - San Francisco.

Ginnie Mae

ALEJANDRO H. AGUILAR (LEAD PORTFOLIO MANAGER)

Mr. Aguilar, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ginnie Mae since October 2003. He also is a member of the
American Century Taxable Bond team. He joined American Century in October 2003.
Prior to joining American Century, he was an Investment Officer with CalPERS from July 2002 to September 2003 and Director of Portfolio Management at
TIAA-CREF from May 1997 to April 2002. He has a bachelor's degree in economics from the University of California - Berkeley and an MBA from the University of
Michigan. He is a CFA charterholder.

DAN SHIFFMAN (LEAD PORTFOLIO MANAGER)

Mr. Shiffman, Vice President and Portfolio Manager, has been a member of the team that manages Ginnie Mae since he joined American Century in May 2004 as a senior structured securities analyst. He became a portfolio manager in February
2006. Prior to joining American Century, he was an investment officer at CalPERS from August 1996 to April 2004. He has a bachelor's degree from the University of California-Berkeley and an MBA from Thunderbird, The Garvin School of
International Management. He is a CFA charterholder.

ROBERT V. GAHAGAN (MACRO STRATEGY TEAM REPRESENTATIVE)

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Ginnie Mae since November 2001. He joined
American Century in 1983 as a Fixed-Income Analyst and was promoted to Portfolio
Manager in August 1991. He has a bachelor's degree in economics and an MBA from the University of Missouri - Kansas City.

Government Bond
Short-Term Government

ALEJANDRO H. AGUILAR (LEAD PORTFOLIO MANAGER)

Mr. Aguilar, Vice President and Senior Portfolio Manager, has been a member of the teams that manage Government Bond and Short-Term Government since joining
American Century in October 2003. Prior to joining American Century, he was an
Investment Officer with CalPERS from July 2002 to September 2003 and Director of
Portfolio Management at TIAA-CREF from May 1997 to April 2002. He has a bachelor's degree in economics from the University of California - Berkeley and an MBA from the University of Michigan. He is a CFA charterholder.

BRIAN HOWELL (LEAD PORTFOLIO MANAGER)

Mr. Howell, Vice President and Senior Portfolio Manager, has been a member of the teams that manage Government Bond and Short-Term Government since December
2001. He joined American Century in 1987 and became a portfolio manager in
January 1996. He has a bachelor's degree in mathematics/statistics and an MBA from University of California - Berkeley.

------
24

DAN SHIFFMAN (LEAD PORTFOLIO MANAGER)

Mr. Shiffman, Vice President and Portfolio Manager, has been a member of the teams that manage Government Bond and Short-Term Government since he joined
American Century in May 2004 as a senior structured securities analyst. He became a portfolio manager in February 2006. Prior to joining American Century, he was an investment officer at CalPERS from August 1996 to April 2004. He has a bachelor's degree from the University of California-Berkeley and an MBA from
Thunderbird, The Garvin School of International Management. He is a CFA
charterholder.

ROBERT V. GAHAGAN (MACRO STRATEGY TEAM REPRESENTATIVE)

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the teams that manage Government Bond and Short-Term Government since
October 1991. He joined American Century in 1983 as a Fixed-Income Analyst and
was promoted to Portfolio Manager in August 1991. He has a bachelor's degree in economics and an MBA from the University of Missouri - Kansas City.

Inflation-Adjusted Bond

JEREMY FLETCHER (LEAD PORTFOLIO MANAGER)

Mr. Fletcher, Vice President and Portfolio Manager, has been a member of the team that manages Inflation-Adjusted Bond since August 1997 when he became a portfolio manager. He joined American Century in October 1991. He has bachelor's degrees in economics and mathematics from Claremont McKenna College. He is a CFA charterholder.

SETH B. PLUNKETT (LEAD PORTFOLIO MANAGER)

Mr. Plunkett, Portfolio Manager, has been a member of the team that manages
Inflation-Adjusted Bond since September 2000. He joined American Century in
1999, became a portfolio trading associate in September 2000 and a fixed-income trader in February 2003. He became a portfolio manager in March 2007. He has a bachelor of science in biology from George Mason University.

ROBERT V. GAHAGAN (MACRO STRATEGY TEAM REPRESENTATIVE)

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Inflation-Adjusted Bond since November 2001. He joined American Century in 1983 as a Fixed-Income Analyst and was promoted to
Portfolio Manager in August 1991. He has a bachelor's degree in economics and an
MBA from the University of Missouri - Kansas City.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

------
25

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed under WAYS
TO MANAGE YOUR ACCOUNT when the account is opened. If you do not want these services, see CONDUCTING BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete an Investor Service Options form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

     [GRAPHIC OF TRIANGLE]

     PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
     UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
     ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP-
     AND SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE
     ONLY BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN
     CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
     BUT YOU MAY BE SUBJECT TO OTHER FEES.

WIRE PURCHASES

CURRENT INVESTORS: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

*  American Century's bank information: Commerce Bank N.A., Routing No.
   101000019, Account No. 2804918

*  Your American Century account number and fund name

*  Your name

*  The contribution year (for IRAs only)

NEW INVESTORS: To make a wire purchase into a new account, please complete an application prior to wiring money.

------
26

WAYS TO MANAGE YOUR ACCOUNT

ONLINE
--------------------------------------------------------------------------------
americancentury.com

OPEN AN ACCOUNT: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS: Make an additional investment into an established
American Century account if you have authorized us to invest from your bank account.

SELL SHARES*: Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

IN PERSON
--------------------------------------------------------------------------------
If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

* 4500 Main Street, Kansas City, Missouri - 8 a.m. to 5 p.m., Monday - Friday

* 4917 Town Center Drive, Leawood, Kansas - 8 a.m. to 5 p.m., Monday - Friday,
  8 a.m. to noon, Saturday

* 1665 Charleston Road, Mountain View, California - 8 a.m. to 5 p.m., Monday -
  Friday

BY TELEPHONE
--------------------------------------------------------------------------------
INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021
INSTITUTIONAL SERVICE REPRESENTATIVE: 1-800-345-3533
BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533
AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN ACCOUNT: If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS: Call or use our Automated Information Line if you
have authorized us to invest from your bank account. The Automated Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX
--------------------------------------------------------------------------------
P.O. Box 419200, Kansas City, MO 64141-6200 - Fax: 816-340-7962

OPEN AN ACCOUNT: Send a signed, completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES: Send written instructions to exchange your shares from one
American Century account to another.

MAKE ADDITIONAL INVESTMENTS: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY
--------------------------------------------------------------------------------
OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES: Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

------
27

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The funds' C, R and Advisor Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the funds' C and Advisor
Classes are intended for persons purchasing shares through FINANCIAL
INTERMEDIARIES that provide various administrative and distribution services.
For more information regarding employer-sponsored retirement plan types, please see BUYING AND SELLING FUND SHARES in the statement of additional information.

     [GRAPHIC OF TRIANGLE]

     FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
     COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

C CLASS
--------------------------------------------------------------------------------
No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature
--------------------------------------------------------------------------------
Aggregate purchases limited to amounts less than $1,000,000;
generally more appropriate for short-term investors
--------------------------------------------------------------------------------

R CLASS AND ADVISOR CLASS
--------------------------------------------------------------------------------
No initial sales charge
--------------------------------------------------------------------------------
No contingent deferred sales charge
--------------------------------------------------------------------------------
12b-1 fee of 0.50%(1)
--------------------------------------------------------------------------------
No conversion feature
--------------------------------------------------------------------------------
Generally offered through employer-sponsored
retirement plans and other fee-based arrangements
--------------------------------------------------------------------------------

(1)  WHILE THE R CLASS AND ADVISOR CLASS HAVE THE SAME 12B-1 FEE, THEIR
     Total Annual Fund Operating Expenses WILL BE DIFFERENT BECAUSE OF THE
     ADVISOR CLASS'S LOWER UNIFIED MANAGEMENT FEE. SEE PAGE 11 FOR MORE DETAILS.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within
12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

------
28

The information regarding C Class sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS and INVESTMENT PROFESSIONALS portions of the Web site.
From the description of C Class shares, a hyperlink will take you directly to this disclosure.

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:

   *  12% of the lesser of the original purchase cost or current market value for C Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for C Class shares

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  if no broker was compensated for the sale

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a CDSC on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The funds have authorized certain financial intermediaries to accept orders on the funds' behalf. American Century has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the funds' behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

------
29

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

--------------------------------------------------------------------------------
Broker-dealer sponsored wrap program
accounts and/or fee-based accounts                                    No minimum
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                            $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                   No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations). If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

If you sell your C Class shares within 12 months of their purchase, you will pay a sales charge. Your redemption proceeds will be calculated using the NET ASSET
VALUE (NAV) next determined after we receive your transaction request in good order.

     [GRAPHIC OF TRIANGLE]

     A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against

------
30

shares subject to this seven-day holding period. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 90 days to meet the minimum. Please note that you may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor
Class shares have a unified management fee that is 0.20% higher than the
Institutional Class. C Class shares redeemed in this manner may be subject to a sales charge if held less than the applicable period.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

*  You have chosen to conduct business in writing only and would like to redeem over $100,000.

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners.

*  Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

*  You are transferring ownership of an account over $100,000.

*  You change your address and request a redemption over $100,000 within 15 days.

*  You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

------
31

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds' Board of Trustees has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

For money market funds, American Century anticipates that shareholders will purchase and sell shares frequently because these funds are designed to offer investors a liquid investment. Accordingly, American Century has determined that it is not necessary to monitor trading activity or impose trading restrictions on money market fund shares and these funds accommodate frequent trading.
However, we reserve the right, in our sole discretion, to modify monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

For the non-money market funds, American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century. They may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

------
32

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because American
Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call us or your financial professional. For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

------
33

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

Money Market Fund

Capital Preservation's portfolio securities are valued at amortized cost. This means the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The board has adopted procedures to ensure that this type of pricing is fair to the fund's investors.

Other Funds

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to, a debt security has been declared in default, or trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

------
34

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that a fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

     [GRAPHIC OF TRIANGLE]

     CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS,
     SUCH AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

Money Market Fund

Capital Preservation declares distributions from net income daily. These distributions are paid on the last business day of each month. Distributions are reinvested automatically in additional shares unless you choose another option.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

*  notify us of your purchase prior to 11 a.m. Central time AND

*  pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Other Funds

Each fund pays distributions from net income monthly. Each fund generally pays capital gains distributions, if any, once a year, usually in December. A fund may make more frequent distributions, if necessary, to comply with Internal
Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
35

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

     [GRAPHIC OF TRIANGLE]

     QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM
     THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT
     THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains               Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (› 1 year)
and Qualified Dividend Income          5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

------
36

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
37

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

*  Capital Preservation - Investor Class

*  Ginnie Mae - Investor Class, C Class and Advisor Class (Institutional
   Class and R Class are expected to be available on or after September 28,
   2007)

*  Government Bond - Investor Class and Advisor Class

*  Inflation-Adjusted Bond - Investor Class, Institutional Class and Advisor
   Class

*  Short-Term Government - Investor Class and Advisor Class

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds' assets, which do not vary by class. Different fees and expenses will affect performance.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class, C Class and R Class shares have a 12b-1
Plan. The plans provide for the funds to pay annual fees of 1.00% for C Class and 0.50% for Advisor Class and R Class to the distributor for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. Under the Advisor Class Plan, the funds' Advisor
Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make Advisor Class and C Class shares available. Because these fees may be used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

------
38

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the funds out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the funds to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by educating them about the funds and helping defray the costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

------
39

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old). Because Ginnie Mae's Institutional and R Classes are new, financial highlights are not available for those classes.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent
Registered Public Accounting Firm and the financial statements are included in the funds' annual reports, which are available upon request.

------
40

CAPITAL PRESERVATION FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

                                      2007        2006        2005        2004        2003
------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $1.00       $1.00       $1.00       $1.00       $1.00
                                      ----------------------------------------------------------
Income From Investment Operations
   Net Investment Income              0.04        0.03        0.01        0.01        0.01
                                      ----------------------------------------------------------
Distributions
   From Net Investment Income         (0.04)      (0.03)      (0.01)      (0.01)      (0.01)
                                      ----------------------------------------------------------
Net Asset Value, End of Period        $1.00       $1.00       $1.00       $1.00       $1.00
                                      ==========================================================
TOTAL RETURN(1)                       4.59%       3.06%       1.14%       0.60%       1.19%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.48%       0.48%       0.48%       0.48%       0.48%
Ratio of Net Investment
Income to Average Net Assets          4.50%       3.01%       1.12%       0.59%       1.18%
Net Assets, End of Period
(in thousands)                        $2,656,986  $2,647,714  $2,761,800  $2,928,299  $3,270,852
------------------------------------------------------------------------------------------------

(1)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND
     CAPITAL GAINS DISTRIBUTIONS, IF ANY.

------
41

GINNIE MAE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

                                      2007        2006        2005        2004        2003
------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $10.11      $10.34      $10.61      $10.85      $10.58
                                      ----------------------------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(1)    0.48        0.43        0.37        0.29        0.48

   Net Realized and
   Unrealized Gain (Loss)             0.08        (0.18)      (0.15)      (0.04)      0.35
                                      ----------------------------------------------------------
   Total From Investment Operations   0.56        0.25        0.22        0.25        0.83
                                      ----------------------------------------------------------
Distributions
   From Net Investment Income         (0.50)      (0.48)      (0.49)      (0.49)      (0.56)
                                      ----------------------------------------------------------
Net Asset Value, End of Period        $10.17      $10.11      $10.34      $10.61      $10.85
                                      ==========================================================
TOTAL RETURN(2)                       5.69%       2.47%       2.11%       2.43%       8.03%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.57%       0.57%       0.58%       0.59%       0.59%

Ratio of Net Investment Income
(Loss) to Average Net Assets          4.71%       4.15%       3.58%       2.77%       4.46%

Portfolio Turnover Rate               410%        315%        315%        356%        356%

Net Assets, End of Period
(in thousands)                        $1,219,743  $1,382,022  $1,482,999  $1,676,815  $2,100,358
------------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
42

GOVERNMENT BOND FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

                                      2007      2006      2005      2004      2003
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $10.33    $10.52    $10.93    $11.25    $10.60
                                      ------------------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)       0.48(1)   0.42(1)   0.29(1)   0.28(1)   0.38

   Net Realized and
   Unrealized Gain (Loss)             0.12      (0.19)    (0.24)    (0.02)    0.99
                                      ------------------------------------------------
   Total From Investment Operations   0.60      0.23      0.05      0.26      1.37
                                      ------------------------------------------------
Distributions
   From Net Investment Income         (0.48)    (0.42)    (0.30)    (0.29)    (0.38)

   From Net Realized Gains            -         -         (0.16)    (0.29)    (0.34)
                                      ------------------------------------------------
Total Distributions                   (0.48)    (0.42)    (0.46)    (0.58)    (0.72)
                                      ------------------------------------------------
Net Asset Value, End of Period        $10.45    $10.33    $10.52    $10.93    $11.25
                                      ================================================
TOTAL RETURN(2)                       5.95%     2.17%     0.50%     2.42%     13.17%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.49%     0.49%     0.50%     0.51%     0.51%

Ratio of Net Investment Income
(Loss) to Average Net Assets          4.60%     3.94%     2.70%     2.56%     3.34%

Portfolio Turnover Rate               319%      416%      553%      376%      229%

Net Assets, End of Period
(in thousands)                        $500,331  $524,557  $438,997  $468,052  $590,433
--------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
43

INFLATION-ADJUSTED BOND FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

                                      2007      2006      2005      2004      2003
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $10.73    $11.25    $11.45    $10.86    $9.89
                                      ------------------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)       0.38      0.56      0.45      0.39      0.48

   Net Realized and
   Unrealized Gain (Loss)             0.11      (0.49)    (0.17)    0.67      1.12
                                      ------------------------------------------------
   Total From Investment Operations   0.49      0.07      0.28      1.06      1.60
                                      ------------------------------------------------
Distributions
   From Net Investment Income         (0.38)    (0.56)    (0.45)    (0.39)    (0.48)

   From Net Realized Gains            -         (0.03)    (0.03)    (0.08)    (0.15)

   From Return of Capital             (0.01)    -         -         -         -
                                      ------------------------------------------------
   Total Distributions                (0.39)    (0.59)    (0.48)    (0.47)    (0.63)
                                      ------------------------------------------------
Net Asset Value, End of Period        $10.83    $10.73    $11.25    $11.45    $10.86
                                      ================================================
TOTAL RETURN(1)                       4.71%     0.56%     2.57%     10.04%    16.42%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.49%     0.49%     0.50%     0.50%     0.51%

Ratio of Net Investment Income
(Loss) to Average Net Assets          3.79%     4.85%     3.77%     3.50%     4.20%

Portfolio Turnover Rate               32%       27%       68%       54%       136%

Net Assets, End of Period
(in thousands)                        $590,530  $704,447  $646,214  $483,353  $352,315
--------------------------------------------------------------------------------------

(1)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
44

SHORT-TERM GOVERNMENT FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

                                      2007      2006      2005      2004      2003
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $9.32     $9.44     $9.66     $9.69     $9.46
                                      ------------------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)       0.40(1)   0.32(1)   0.19(1)   0.15(1)   0.29

   Net Realized and
   Unrealized Gain (Loss)             0.06      (0.11)    (0.21)    (0.02)    0.23
                                      ------------------------------------------------
   Total From Investment Operations   0.46      0.21      (0.02)    0.13      0.52
                                      ------------------------------------------------
Distributions
   From Net Investment Income         (0.41)    (0.33)    (0.20)    (0.16)    (0.29)
                                      ------------------------------------------------
Net Asset Value, End of Period        $9.37     $9.32     $9.44     $9.66     $9.69
                                      ================================================
TOTAL RETURN(2)                       5.02%     2.22%     (0.16)%   1.40%     5.52%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.57%     0.57%     0.58%     0.59%     0.59%

Ratio of Net Investment Income
(Loss) to Average Net Assets          4.34%     3.41%     2.04%     1.54%     2.96%

Portfolio Turnover Rate               210%      292%      283%      232%      185%

Net Assets, End of Period
(in thousands)                        $937,029  $919,295  $928,460  $996,677  $957,413
--------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
45

INFLATION-ADJUSTED BOND FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                      2007      2006     2005     2004     2003(1)
-----------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $10.73    $11.25   $11.45   $10.86   $10.84
                                      ---------------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)       0.42      0.58     0.47     0.41     0.20

   Net Realized and
   Unrealized Gain (Loss)             0.09      (0.49)   (0.17)   0.67     0.17
                                      ---------------------------------------------
   Total From Investment Operations   0.51      0.09     0.30     1.08     0.37
                                      ---------------------------------------------
Distributions
   From Net Investment Income         (0.42)    (0.58)   (0.47)   (0.41)   (0.20)

   From Net Realized Gains            -         (0.03)   (0.03)   (0.08)   (0.15)
                                      ---------------------------------------------
   Total Distributions                (0.42)    (0.61)   (0.50)   (0.49)   (0.35)
                                      ---------------------------------------------
Net Asset Value, End of Period        $10.82    $10.73   $11.25   $11.45   $10.86
                                      =============================================
TOTAL RETURN(2)                       4.92%     0.77%    2.77%    10.24%   3.53%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.29%     0.29%    0.30%    0.30%    0.31%(3)

Ratio of Net Investment Income
(Loss) to Average Net Assets          3.99%     5.05%    3.97%    3.70%    3.80%(3)

Portfolio Turnover Rate               32%       27%      68%      54%      136%(4)

Net Assets, End of Period
(in thousands)                        $118,250  $81,860  $65,058  $56,103  $34,196
-----------------------------------------------------------------------------------

(1)  OCTOBER 1, 2002 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2003.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(3)  ANNUALIZED.

(4)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2003.

------
46

GINNIE MAE FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

                                      2007     2006     2005     2004    2003
-------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $10.11   $10.34   $10.61   $10.85  $10.57
                                      -----------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(1)    0.37     0.33     0.28     0.22    0.40

   Net Realized and
   Unrealized Gain (Loss)             0.09     (0.18)   (0.17)   (0.05)  0.36
                                      -----------------------------------------
   Total From Investment Operations   0.46     0.15     0.11     0.17    0.76
                                      -----------------------------------------
Distributions
   From Net Investment Income         (0.40)   (0.38)   (0.38)   (0.41)  (0.48)
                                      -----------------------------------------
Net Asset Value, End of Period        $10.17   $10.11   $10.34   $10.61  $10.85
                                      =========================================
TOTAL RETURN(2)                       4.64%    1.45%    1.10%    1.60%   7.23%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets                 1.57%    1.57%    1.58%    1.42%   1.33%
Ratio of Net Investment Income
(Loss) to Average Net Assets          3.71%    3.15%    2.58%    1.94%   3.72%
Portfolio Turnover Rate               410%     315%     315%     356%    356%
Net Assets, End of Period
(in thousands)                        $17,362  $15,970  $13,795  $8,257  $5,078
-------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

------
47

GINNIE MAE FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

                                      2007     2006     2005     2004     2003
---------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $10.11   $10.34   $10.61   $10.85   $10.58
                                      -------------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)(1)    0.45     0.40     0.35     0.27     0.46

   Net Realized and
   Unrealized Gain (Loss)             0.08     (0.17)   (0.16)   (0.04)   0.35
                                      -------------------------------------------
   Total From Investment Operations   0.53     0.23     0.19     0.23     0.81
                                      -------------------------------------------
Distributions
   From Net Investment Income         (0.47)   (0.46)   (0.46)   (0.47)   (0.54)
                                      -------------------------------------------
Net Asset Value, End of Period        $10.17   $10.11   $10.34   $10.61   $10.85
                                      ===========================================
TOTAL RETURN(2)                       5.42%    2.22%    1.85%    2.18%    7.76%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.82%    0.82%    0.83%    0.84%    0.84%

Ratio of Net Investment Income
(Loss) to Average Net Assets          4.46%    3.90%    3.33%    2.52%    4.21%

Portfolio Turnover Rate               410%     315%     315%     356%     356%

Net Assets, End of Period
(in thousands)                        $85,984  $73,998  $72,571  $61,288  $75,999
---------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
48

GOVERNMENT BOND FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
                                      2007     2006     2005     2004     2003
---------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $10.33   $10.52   $10.93   $11.25   $10.60
                                      -------------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)       0.45(1)  0.39(1)  0.26(1)  0.25(1)  0.35

   Net Realized and
   Unrealized Gain (Loss)             0.12     (0.19)   (0.24)   (0.02)   0.99
                                      -------------------------------------------
   Total From Investment Operations   0.57     0.20     0.02     0.23     1.34
                                      -------------------------------------------
Distributions
   From Net Investment Income         (0.45)   (0.39)   (0.27)   (0.26)   (0.35)

   From Net Realized Gains            -        -        (0.16)   (0.29)   (0.34)
                                      -------------------------------------------
   Total Distributions                (0.45)   (0.39)   (0.43)   (0.55)   (0.69)
                                      -------------------------------------------
Net Asset Value, End of Period        $10.45   $10.33   $10.52   $10.93   $11.25
                                      ===========================================
TOTAL RETURN(2)                       5.69%    1.91%    0.25%    2.16%    12.89%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets                 0.74%    0.74%    0.75%    0.76%    0.76%
Ratio of Net Investment Income
(Loss) to Average Net Assets          4.35%    3.69%    2.45%    2.31%    3.09%
Portfolio Turnover Rate               319%     416%     553%     376%     229%
Net Assets, End of Period
(in thousands)                        $40,671  $41,336  $48,674  $45,136  $44,456
---------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
49

INFLATION-ADJUSTED BOND FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

                                      2007      2006      2005      2004      2003
-------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $10.73    $11.25    $11.45    $10.86    $9.89
                                      -----------------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)       0.36      0.54      0.42      0.36      0.45

   Net Realized and
   Unrealized Gain (Loss)             0.10      (0.49)    (0.17)    0.67      1.12
                                      -----------------------------------------------
   Total From Investment Operations   0.46      0.05      0.25      1.03      1.57
                                      -----------------------------------------------
Distributions
   From Net Investment Income         (0.36)    (0.54)    (0.42)    (0.36)    (0.45)

   From Net Realized Gains            -         (0.03)    (0.03)    (0.08)    (0.15)

   From Return of Capital             (0.02)    -         -         -         -
                                      -----------------------------------------------
   Total Distributions                (0.38)    (0.57)    (0.45)    (0.44)    (0.60)
                                      -----------------------------------------------
Net Asset Value, End of Period        $10.81    $10.73    $11.25    $11.45    $10.86
                                      ===============================================
TOTAL RETURN(1)                       4.37%     0.37%     2.33%     9.78%     16.13%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.74%     0.74%     0.75%     0.75%     0.76%

Ratio of Net Investment Income
(Loss) to Average Net Assets          3.54%     4.60%     3.52%     3.25%     3.95%

Portfolio Turnover Rate               32%       27%       68%       54%       136%

Net Assets, End of Period
(in thousands)                        $419,477  $588,877  $295,129  $109,053  $41,673
-------------------------------------------------------------------------------------

(1)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
50

SHORT-TERM GOVERNMENT FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

                                      2007     2006     2005     2004     2003
---------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $9.32    $9.44    $9.66    $9.69    $9.46
                                      -------------------------------------------
Income From Investment Operations
   Net Investment Income (Loss)       0.38(1)  0.29(1)  0.17(1)  0.13(1)  0.26

   Net Realized and
   Unrealized Gain (Loss)             0.05     (0.11)   (0.21)   (0.02)   0.23
                                      -------------------------------------------
   Total From Investment Operations   0.43     0.18     (0.04)   0.11     0.49
                                      -------------------------------------------
Distributions
   From Net Investment Income         (0.38)   (0.30)   (0.18)   (0.14)   (0.26)
                                      -------------------------------------------
Net Asset Value, End of Period        $9.37    $9.32    $9.44    $9.66    $9.69
                                      ===========================================
TOTAL RETURN(2)                       4.76%    1.96%    (0.41)%  1.15%    5.26%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.82%    0.82%    0.83%    0.84%    0.84%

Ratio of Net Investment Income
(Loss) to Average Net Assets          4.09%    3.16%    1.79%    1.29%    2.71%

Portfolio Turnover Rate               210%     292%     283%     232%     185%

Net Assets, End of Period
(in thousands)                        $27,541  $29,166  $43,431  $47,135  $68,102
---------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
51

NOTES

------
52

FUND REFERENCE               FUND CODE         TICKER         NEWSPAPER LISTING
-------------------------------------------------------------------------------
Capital
Preservation
Fund

  Investor Class               901               CPFXX          AmC CapPr
-------------------------------------------------------------------------------
Ginnie Mae
Fund

  Investor Class               970               BGNMX          GinnieMae
-------------------------------------------------------------------------------
  Institutional                370               N/A            GinnieMae
  Class
-------------------------------------------------------------------------------
  C Class                      470               AGMCX          GinnieMae
-------------------------------------------------------------------------------
  R Class                      270               N/A            GinnieMae
-------------------------------------------------------------------------------
  Advisor Class                770               BGNAX          GinnieMae
-------------------------------------------------------------------------------
Government
Bond Fund

  Investor Class               950               CPTNX          GovBnd
-------------------------------------------------------------------------------
  Advisor Class                750               ABTAX          GovBnd
-------------------------------------------------------------------------------
Inflation-Adjusted
Bond Fund

  Investor Class               975               ACITX          InfAdjBd
-------------------------------------------------------------------------------
  Institutional                375               AIANX          InfAdjBd
  Class
-------------------------------------------------------------------------------
  Advisor Class                775               AIAVX          InfAdjBd
-------------------------------------------------------------------------------
Short-Term
Government Fund

  Investor Class               023               TWUSX          SGov
-------------------------------------------------------------------------------
  Advisor Class                723               TWAVX          SGov
-------------------------------------------------------------------------------

------
53

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON             SEC Public Reference Room, Washington, D.C.
                      Call 202-942-8090 for location and hours.

ON THE INTERNET       * EDGAR database at sec.gov
                      * By email request at publicinfo@sec.gov

BY MAIL               SEC Public Reference Section, Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the funds' shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-4363

American Century Investments
americancentury.com
                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

0708
SH-PRS-54951

August 1, 2007

AMERICAN CENTURY INVESTMENTS
PROSPECTUS

Government Agency Money Market Fund

EFFECTIVE AUGUST 31, 2007, THE ADVISOR CLASS WILL BE LIQUIDATED AND THE INVESTOR
CLASS WILL BE REORGANIZED INTO THE CAPITAL PRESERVATION FUND.

THE FUND WILL BE CLOSED TO NEW INVESTORS ON AUGUST 3, 2007. SHAREHOLDERS WHO
HAVE OPEN ACCOUNTS MAY MAKE ADDITIONAL INVESTMENTS UNTIL AUGUST 24, 2007, AFTER
WHICH TIME THE FUND WILL BE CLOSED TO ALL INVESTMENTS, EXCEPT REINVESTED
DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

     [GRAPHIC OF TRIANGLE]

     THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT
     DEFINITIONS OF KEY INVESTMENT TERMS AND TO PROVIDE
     OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks maximum safety and liquidity and seeks to pay shareholders the highest rate of return consistent with this objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund will invest at least 80% of its assets in DEBT SECURITIES issued or guaranteed by agencies and instrumentalities of the U.S. government and by the
U.S. Treasury. Although the income from some securities in this category may not be exempt from state income tax, the fund seeks to purchase only those securities that will be exempt from state income tax.

     [GRAPHIC OF TRIANGLE]

     DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES,
     BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities, such as the Government National Mortgage
Association (Ginnie Mae), are supported by the full faith and credit of the U.S.
government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie
Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal
Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund invests in some of the safest securities available, and the interest they pay is among the lowest for income-paying securities. Accordingly, the fund's yield will likely be lower than that paid by funds that invest in longer-term or lower quality securities.

Investments in debt securities also involve interest rate risk. However, the fund's investments in very short-term debt securities are designed to minimize this risk.

Although a money market fund seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in the fund.

     [GRAPHIC OF TRIANGLE]

     AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
     OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR
     ANY OTHER GOVERNMENT AGENCY.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
5.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown. The returns of the fund's Advisor Class will differ from those shown in the chart, depending on the expenses of that class.

INVESTOR CLASS(1)

(1)  AS OF JUNE 30, 2007, THE END OF THE MOST RECENT CALENDAR QUARTER,
     GOVERNMENT AGENCY MONEY MARKET'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS
     2.38%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                        HIGHEST                  LOWEST
--------------------------------------------------------------------------------
Government Agency Money Market          1.55% (4Q 2000)          0.16% (4Q 2003)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class and Advisor Class shares for the periods indicated.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006    1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Government Agency Money Market                   4.56%     2.08%      3.50%
--------------------------------------------------------------------------------

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006  1 YEAR  5 YEARS  LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Government Agency Money Market                 4.30%   1.82%    2.81%
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE ADVISOR CLASS IS APRIL 12, 1999. ONLY
     CLASSES WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR
     LIFE OF CLASS.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

For current performance information, including yields, please call us or visit
americancentury.com.

------
3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares (other than a $10 fee to redeem by wire)

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class

  Maximum Account Maintenance Fee                                    $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing Directly with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                  DISTRIBUTION                    TOTAL ANNUAL
                    MANAGEMENT    AND SERVICE       OTHER         FUND OPERATING
                    FEE(1)        (12B-1) FEES(2)   EXPENSES(3)   EXPENSES
--------------------------------------------------------------------------------
  Investor Class    0.48%         None              0.00%         0.48%
--------------------------------------------------------------------------------
  Advisor Class     0.23%         0.50%             0.00%         0.73%
--------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FEE SHOWN IS
     BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATES
     GENERALLY DECREASE AS FUND ASSETS INCREASE AND INCREASE AS FUND ASSETS
     DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE The
     Investment Advisor UNDER Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. IN
     ADDITION, HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING AND ADMINISTRATIVE SERVICES PROVIDED BY FINANCIAL
     INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     BY 0.25% FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY
     SERVICES IS THE SAME FOR ALL CLASSES. FOR MORE INFORMATION, SEE Multiple
     Class Information and Service, Distribution and Administrative Fees, PAGE
     17.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Investor Class         $49            $154            $268            $603
--------------------------------------------------------------------------------
Advisor Class          $74            $233            $405            $904
--------------------------------------------------------------------------------

------
4

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks maximum safety and liquidity and seeks to pay shareholders the highest rate of return consistent with this objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys short-term MONEY MARKET SECURITIES and will invest at least 80% of its assets in debt securities issued or guaranteed by agencies and instrumentalities of the U.S. government and by the U.S. Treasury. The fund may change this 80% policy only upon 60 days' prior written notice to shareholders.
Although the income from some securities in this category may not be exempt from state income tax, the fund seeks to purchase only those securities with income that will be exempt from state income tax.

     [GRAPHIC OF TRIANGLE]

     MONEY MARKET SECURITIES HAVE LESS THAN 397 DAYS REMAINING
     UNTIL MATURITY.

U.S. Treasury securities are believed to be the safest securities because they are supported by the government's full faith and credit pledge (the highest credit quality available) and because they are among the most widely traded and most liquid securities investors can buy. As noted above, other types of U.S.
government securities do not necessarily carry the full faith and credit pledge of the U.S. government, nor are they as liquid as U.S. Treasury securities. On the other hand, other U.S. government securities generally have higher yields than U.S. Treasury securities.

The portfolio managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, including buy/sell back transactions, the fund may purchase securities in advance to generate additional income. The fund may commit up to
35% of its total assets to when-issued or forward commitment agreements.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because short-term money market securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. The fund's investments in very short-term debt securities are designed to minimize this risk.

The fund engages in a variety of investment techniques as it pursues its investment objectives. Each technique has its own characteristics and may pose some level of risk to the funds. If you would like to learn more about these techniques, please review the statement of additional information before making an investment.

------
5

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about the fund's operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund's fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee")
and (ii) the assets of all funds in the American Century family of funds (the
"Complex Fee"). The statement of additional information contains detailed information about the calculation of the management fee.

MANAGEMENT FEES PAID BY THE FUND
TO THE ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS FOR THE                  INVESTOR               ADVISOR
FISCAL YEAR ENDED MARCH 31, 2007               CLASS                  CLASS
--------------------------------------------------------------------------------
Government Agency Money Market                 0.48%                  0.23%
--------------------------------------------------------------------------------

A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory contract with the advisor is available in the fund's report to shareholders dated September 30, 2006.

------
6

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Representatives of these teams serve on the firm's Macro Strategy Team, which is responsible for periodically adjusting the fund's strategic investment parameters based on economic and market conditions. The fund's lead portfolio manager is responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.

The individuals listed below are primarily responsible for the day-to-day management of the fund described in this prospectus.

DENISE LATCHFORD (LEAD PORTFOLIO MANAGER)

Ms. Latchford, Vice President, Senior Portfolio Manager and Director of Money
Fund Investments, has been a member of the team since January 1996. She joined
American Century in 1988, becoming a member of its investment management department in 1991 and a portfolio manager in June 1995. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from
Golden Gate University - San Francisco.

STEVEN M. PERMUT (MACRO STRATEGY TEAM REPRESENTATIVE)

Mr. Permut, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Government Agency Money Market since June 2003.
He joined American Century in June 1987 and became a portfolio manager in June
1990. He has a bachelor's degree in business and geography from State University of New York - Oneonta and an MBA in finance from Golden Gate University - San
Francisco.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

------
7

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed under WAYS
TO MANAGE YOUR ACCOUNT when the account is opened. If you do not want these services, see CONDUCTING BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete an Investor Service Options form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

     [GRAPHIC OF TRIANGLE]

     PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
     UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
     ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP-
     AND SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE
     ONLY BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN
     CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
     BUT YOU MAY BE SUBJECT TO OTHER FEES.

WIRE PURCHASES

CURRENT INVESTORS: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

*  American Century's bank information: Commerce Bank N.A., Routing No.
   101000019, Account No. 2804918

*  Your American Century account number and fund name

*  Your name

*  The contribution year (for IRAs only)

NEW INVESTORS: To make a wire purchase into a new account, please complete an application prior to wiring money.

------
8

WAYS TO MANAGE YOUR ACCOUNT

ONLINE
--------------------------------------------------------------------------------
americancentury.com

OPEN AN ACCOUNT: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS: Make an additional investment into an established
American Century account if you have authorized us to invest from your bank account.

SELL SHARES*: Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

IN PERSON
--------------------------------------------------------------------------------
If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

* 4500 Main Street, Kansas City, Missouri - 8 a.m. to 5 p.m., Monday - Friday

* 4917 Town Center Drive, Leawood, Kansas - 8 a.m. to 5 p.m., Monday - Friday,
  8 a.m. to noon, Saturday

* 1665 Charleston Road, Mountain View, California - 8 a.m. to 5 p.m., Monday -
  Friday

BY TELEPHONE
--------------------------------------------------------------------------------
INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021
BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533
AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN ACCOUNT: If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS: Call or use our Automated Information Line if you
have authorized us to invest from your bank account. The Automated Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX
--------------------------------------------------------------------------------
P.O. Box 419200, Kansas City, MO 64141-6200 - Fax: 816-340-7962

OPEN AN ACCOUNT: Send a signed, completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES: Send written instructions to exchange your shares from one
American Century account to another.

MAKE ADDITIONAL INVESTMENTS: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY
--------------------------------------------------------------------------------
OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES: Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

------
9

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement plans and for persons purchasing shares through
FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

     [GRAPHIC OF TRIANGLE]

     FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
     COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

------
10

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

MINIMUM INITIAL INVESTMENT AMOUNTS

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

--------------------------------------------------------------------------------
Broker-dealer sponsored wrap program
accounts and/or fee-based accounts                                    No minimum
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                            $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                   No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

     [GRAPHIC OF TRIANGLE]

     A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

------
11

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 90 days to meet the minimum. Please note that you may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

*  You have chosen to conduct business in writing only and would like to redeem over $100,000.

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners.

*  Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

*  You are transferring ownership of an account over $100,000.

*  You change your address and request a redemption over $100,000 within 15 days.

*  You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

------
12

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Trustees has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

For money market funds, American Century anticipates that shareholders will purchase and sell shares frequently because these funds are designed to offer investors a liquid investment. Accordingly, American Century has determined that it is not necessary to monitor trading activity or impose trading restrictions on money market fund shares and these funds accommodate frequent trading.
However, we reserve the right, in our sole discretion, to modify monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call us or your financial professional. For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

------
13

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. The fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund's portfolio securities are valued at amortized cost. This means the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The board has adopted procedures to ensure that this type of pricing is fair to the fund's investors.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities.

     [GRAPHIC OF TRIANGLE]

     CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS,
     SUCH AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund declares distributions from net income daily. These distributions are paid on the last business day of each month. Distributions are reinvested automatically in additional shares unless you choose another option.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

*  notify us of your purchase prior to 11 a.m. Central time AND

*  pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
14

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

     [GRAPHIC OF TRIANGLE]

     QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM
     THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT
     THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains               Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (› 1 year)
and Qualified Dividend Income          5%                    15%
--------------------------------------------------------------------------------

------
15

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
16

MULTIPLE CLASS INFORMATION

American Century offers two classes of shares of the fund: Investor Class and
Advisor Class.

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Advisor Class offered by this prospectus has a 12b-1 plan. The plan provides for the fund to pay annual fees of 0.50% for Advisor Class to the distributor for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. Under the Advisor
Class Plan, the fund's Advisor Class pays the distributor an annual fee of 0.50%
of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the Advisor Class shares available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plans and their terms, see MULTIPLE CLASS
STRUCTURE in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

------
17

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent
Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

------
18

GOVERNMENT AGENCY MONEY MARKET FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
                                      2007      2006      2005      2004      2003
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $1.00     $1.00     $1.00     $1.00     $1.00
                                      ------------------------------------------------
Income From Investment Operations
   Net Investment Income              0.05      0.03      0.01      0.01      0.01
                                      ------------------------------------------------
Distributions
   From Net Investment Income         (0.05)    (0.03)    (0.01)    (0.01)    (0.01)
                                      ------------------------------------------------
Net Asset Value, End of Period        $1.00     $1.00     $1.00     $1.00     $1.00
                                      ================================================
TOTAL RETURN(1)                       4.77%     3.27%     1.27%     0.67%     1.25%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.48%     0.48%     0.48%     0.48%     0.48%

Ratio of Net Investment
Income to Average Net Assets          4.67%     3.22%     1.26%     0.67%     1.24%

Net Assets, End of Period
(in thousands)                        $560,612  $485,821  $478,409  $489,633  $591,702
--------------------------------------------------------------------------------------

(1)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY.

------
19

GOVERNMENT AGENCY MONEY MARKET FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
                                      2007     2006     2005     2004   2003
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $1.00    $1.00    $1.00    $1.00  $1.00
                                      ----------------------------------------
Income From Investment Operations
   Net Investment Income              0.04     0.03     0.01     -(1)   0.01
                                      ----------------------------------------
Distributions
   From Net Investment Income         (0.04)   (0.03)   (0.01)   -(1)   (0.01)
                                      ----------------------------------------
Net Asset Value, End of Period        $1.00    $1.00    $1.00    $1.00  $1.00
                                      ========================================
TOTAL RETURN(2)                       4.51%    3.01%    1.02%    0.42%  0.99%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.73%    0.73%    0.73%    0.73%  0.73%

Ratio of Net Investment
Income to Average Net Assets          4.42%    2.97%    1.01%    0.42%  0.99%

Net Assets, End of Period
(in thousands)                        $23,818  $16,971  $12,481  $248   $236
------------------------------------------------------------------------------

(1)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY.

------
20

NOTES

------
21

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room, Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE              FUND CODE          TICKER          NEWSPAPER LISTING
--------------------------------------------------------------------------------
Government Agency Money Market Fund
  Investor Class            971                BGAXX           AmCGvAg
--------------------------------------------------------------------------------
  Advisor Class             771                ACGXX           AmCGvAg
--------------------------------------------------------------------------------

Investment Company Act File No. 811-4363

AMERICAN CENTURY INVESTMENTS
americancentury.com
                                        Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors          Financial Professionals, Insurance Companies
P.O. Box 419200                         P.O. Box 419786
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575          1-800-345-6488

0708
SH-PRS-55062

August 1, 2007

AMERICAN CENTURY INVESTMENTS
STATEMENT OF ADDITIONAL INFORMATION

American Century Government Income Trust
Capital Preservation Fund
Ginnie Mae Fund
Government Agency Money Market Fund
Government Bond Fund
Inflation-Adjusted Bond Fund
Short-Term Government Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED AUGUST 1, 2007, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT THE
ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

THE FUNDS' HISTORY

American Century Government Income Trust is a registered, open-end management investment company that was organized as a Massachusetts business trust on July
24, 1985. Until January 1997, it was known as Benham Government Income Trust.
Throughout this statement of additional information we refer to American Century
Government Income Trust as the trust.

Each fund described in this statement of additional information is a separate series of the trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

Fund                                     TICKER SYMBOL           INCEPTION DATE
-------------------------------------------------------------------------------
Capital Preservation

  Investor Class                           CPFXX                   10/13/1972
-------------------------------------------------------------------------------
Ginnie Mae

  Investor Class                           BGNMX                   09/23/1985
-------------------------------------------------------------------------------
  Institutional Class(1)                   N/A                     N/A
-------------------------------------------------------------------------------
  Advisor Class                            BGNAX                   10/09/1997
-------------------------------------------------------------------------------
  R Class(1)                               N/A                     N/A
-------------------------------------------------------------------------------
  C Class                                  AGMCX                   06/15/2001
-------------------------------------------------------------------------------
Government Agency Money Market

  Investor Class                           BGAXX                   12/05/1989
-------------------------------------------------------------------------------
  Advisor Class                            ACGXX                   04/12/1999
-------------------------------------------------------------------------------
Government Bond

  Investor Class                           CPTNX                   05/16/1980
-------------------------------------------------------------------------------
  Advisor Class                            ABTAX                   10/09/1997
-------------------------------------------------------------------------------
Inflation-Adjusted Bond

  Investor Class                           ACITX                   02/10/1997
-------------------------------------------------------------------------------
  Institutional Class                      AIANX                   10/01/2002
-------------------------------------------------------------------------------
  Advisor Class                            AIAVX                   06/15/1998
-------------------------------------------------------------------------------
Short-Term Government

  Investor Class                           TWUSX                   12/15/1982
-------------------------------------------------------------------------------
  Advisor Class                            TWAVX                   07/08/1998
-------------------------------------------------------------------------------

(1)  WE ANTICIPATE THAT GINNIE MAE'S INSTITUTIONAL AND R CLASS SHARES WILL
     BE AVAILABLE FOR PURCHASE ON OR AFTER SEPTEMBER 28, 2007.

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, page 5. In the case of the funds' principal investment strategies, these descriptions elaborate upon the discussion contained in the prospectus.

Each fund (except the money market funds) is diversified as defined in the
Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than
U.S. government securities and securities of other investment companies).

------
2

The money market funds operate pursuant to Rule 2a-7 under the Investment
Company Act, which permits the valuation of portfolio securities on the basis of amortized cost. To rely on Rule 2a-7, the funds must comply with the definition of diversified under the rule.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company); and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) or it does not own more than 10% of the outstanding voting securities of a single issuer.

THE MONEY MARKET FUNDS

Each of the money market funds seeks to maintain a $1.00 share price, although there is no guarantee they will be able to do so. Shares of the money market funds are neither insured nor guaranteed by the U.S. government.

Capital Preservation

Capital Preservation seeks maximum safety and liquidity. Its secondary objective is to seek to pay its shareholders the highest rate of return on their investment in Capital Preservation consistent with safety and liquidity. Capital
Preservation pursues its investment objectives by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government. Capital Preservation's dollar-weighted average portfolio maturity will not exceed 90 days.

While the risks associated with investing in short-term U.S. Treasury securities are very low, an investment in Capital Preservation is not risk-free.

Government Agency Money Market

Government Agency Money Market seeks to provide the highest rate of current return on its investments, consistent with safety of principal and maintenance of liquidity. The fund buys short-term money market securities and will invest at least 80% of its assets in securities issued or guaranteed by agencies and instrumentalities of the U.S. government and by the U.S. Treasury. Although the income from some securities in this category may not be exempt from state income tax, Government Agency Money Market seeks to purchase only those securities with income that will be exempt from state income tax. For temporary defensive purposes, the fund may invest up to 100% of its assets in U.S. Treasury securities. The fund's weighted average portfolio maturity will not exceed 90 days.

The U.S. government provides varying levels of financial support to its agencies and instrumentalities.

THE OTHER FUNDS

Ginnie Mae

The Ginnie Mae Fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. Under normal market conditions, the fund invests at least 80% of its assets in certificates issued by the Government National Mortgage Association (GNMA).

Ginnie Mae certificates represent interests in pools of mortgage loans and in the cash flows from those loans. These certificates are guaranteed by the GNMA and are backed by the full faith and credit of the U.S. government as to the timely payment of interest and repayment of principal. This means that the
Ginnie Mae Fund receives its share of interest and principal payments owed on the underlying pool of mortgage loans, regardless of whether borrowers make their scheduled mortgage payments.

------
3

The fund also may buy securities issued by the U.S. government and its agencies and instrumentalities, including mortgage-backed securities issued by the
Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan
Mortgage Corporation (Freddie Mac), among others. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. For temporary defensive purposes, the Ginnie Mae Fund may invest 100% of its assets in these securities.

A unique feature of mortgage-backed securities, such as GNMA certificates, is that their principal is scheduled to be paid back gradually for the duration of the loan rather than in one lump sum at maturity. Investors (such as those investing in the Ginnie Mae Fund) receive scheduled monthly payments of principal and interest, but they also may receive unscheduled prepayments of principal on the underlying mortgages. See MORTGAGE-RELATED SECURITIES on page
10 for a discussion of prepayment risk.

Government Bond

Government Bond seeks to provide a high level of current income under normal market conditions. Government Bond pursues its investment objective by investing at least 80% of its assets in securities issued or guaranteed by agencies and instrumentalities of the U.S. government, including mortgage-backed securities.
It may invest in U.S. Treasury bills, bonds, notes and zero-coupon securities, all of which are backed by the direct full faith and credit pledge of the U.S.
government. It also may invest in securities issued by agencies and instrumentalities of the U.S. government other than the U.S. Treasury. The U.S.
government provides varying levels of financial support to these agencies.
Government Bond invests in securities of all maturity ranges and is not limited to a specific weighted average portfolio maturity range. Government Bond's weighted average portfolio maturity varies as determined by the portfolio managers, taking into consideration market conditions and other relevant factors.

Inflation-Adjusted Bond

Inflation-Adjusted Bond pursues its investment objective by investing in inflation-indexed securities. These securities include inflation-indexed
Treasury securities that are backed by the full faith and credit of the U.S.
government and indexed or otherwise structured by the U.S. Treasury to provide protection against inflation. Inflation-indexed securities may be issued by the
U.S. Treasury in the form of notes or bonds. The fund also may invest in inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U. S. Treasury. In addition, the fund may invest in inflation-indexed securities issued by entities other than the U.S.
Treasury or the U.S. government and its agencies and instrumentalities, such as
U.S. corporations. Under normal market conditions the fund invests at least 80%
of its assets in inflation-adjusted debt securities. The fund may invest up to
20% of its assets in traditional U.S. Treasury, U.S. government agency or other
non-U.S. government securities that are not inflation-indexed, and in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

Inflation-Adjusted Bond also may invest in U.S. Treasury securities that are not indexed to inflation for liquidity and total return purposes, or if at any time the portfolio managers believe there is an inadequate supply of appropriate inflation-indexed securities in which to invest or when such investments are required as a temporary defensive measure. Inflation-Adjusted Bond's portfolio may consist of any combination of these securities consistent with investment strategies employed by the advisor. While Inflation-Adjusted Bond seeks to provide a measure of inflation protection to its investors, there is no assurance that the fund will provide less risk than a fund investing in conventional fixed-principal securities.

There are no maturity or duration restrictions for the securities in which
Inflation-Adjusted Bond may invest. The U.S. Treasury has issued inflation-indexed Treasury securities with five-year, 10-year, 20-year and
30-year maturities.

------
4

The fund does not invest in securities issued by companies assigned the Global
Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.

Inflation-Adjusted Bond may be appropriate for investors who are seeking to protect all or a part of their investment portfolio from the effects of inflation.

Traditional fixed-principal notes and bonds pay a stated return or rate of interest in dollars and are redeemed at their par amount. Inflation during the period that the securities are outstanding will diminish the future purchasing power of these dollars. Inflation-Adjusted Bond is designed to serve as a vehicle to protect against this diminishing effect.

Inflation-Adjusted Bond is designed to provide total return consistent with an investment in inflation-indexed securities. Inflation-Adjusted Bond's yield will reflect both the inflation-adjusted interest income and the inflation adjustment to principal, which are features of inflation-indexed securities. The current income generated by Inflation-Adjusted Bond will vary with month-to-month changes in the Consumer Price Index and may be substantially more or substantially less than traditional fixed-principal securities.

There are special investment risks, particularly share price volatility and potential adverse tax consequences, associated with investment in inflation-indexed securities. These risks are described in the section titled
INVESTMENT STRATEGIES AND RISKS on page 5. You should read that section carefully to make sure you understand the nature of Inflation-Adjusted Bond before you invest in the fund.

Short-Term Government

Short-Term Government seeks to provide investors with a high level of current income while maintaining safety of principal. Short-Term Government pursues this objective by investing primarily in securities issued or guaranteed by the U.S.
government or its agencies or instrumentalities, including mortgage-backed, asset-backed and other securities in keeping with its investment objectives.
Under normal conditions, the portfolio managers invest at least 80% of
Short-Term Government's assets in securities of the U.S. government and its agencies and instrumentalities and maintain a weighted average maturity of three years or less. The portfolio managers may invest up to 20% of the fund's total assets in investment-grade debt securities of U.S. companies.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Asset-Backed Securities (ABS) (Ginnie Mae, Government Bond, Inflation-Adjusted
Bond and Short-Term Government only)

ABS are structured like mortgage-backed securities, but instead of mortgage loans or interest in mortgage loans, the underlying assets may include, for example, such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, student loans, small business loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. The value of an ABS is affected by changes in the market's perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

------
5

Payments of principal and interest passed through to holders of ABS are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an ABS held by the fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

The risks of investing in ABS are ultimately dependent upon the repayment of loans by the individual or corporate borrowers. Although the fund would generally have no recourse against the entity that originated the loans in the event of default by a borrower, ABS typically are structured to mitigate this risk of default.

Asset-backed securities are generally issued in more than one class, each with different payment terms. Multiple class asset-backed securities may be used as a method of providing credit support through creation of one or more classes whose right to payments is made subordinate to the right to such payments of the remaining class or classes. Multiple classes also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called strips (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with classes having characteristics such as floating interest rates or scheduled amortization of principal.

Debt Securities

Short-Term Government may invest up to 20% of its assets in investment-grade debt securities of U.S. companies, including mortgage-backed, asset-backed and other securities, when the portfolio managers believe such securities represent an attractive investment for the fund. The value of the debt securities in which the fund may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities will be limited to investment-grade obligations. Investment grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Corporation), or,
if not rated, are of equivalent investment quality as determined by the fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

In addition, the value of Short-Term Government's investments in debt securities of U.S. companies will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing

------
6

interest rates rise, bond prices generally fall. Depending upon the particular amount and type of fixed-income securities holdings of the fund, these changes may impact the net asset value of the fund's shares.

Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in securities that are commonly referred to as derivative securities.
Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain derivative securities may be described as structured investments. A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include asset-backed securities (ABS), commercial and residential mortgage-backed securities (MBS and CMBS), and collateralized mortgage obligations (CMO), which are described more fully below. Structured investments also include securities backed by other types of collateral. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depositary receipts backed by, or representing interests in, those assets.

Some structured investments are individually negotiated agreements or are traded over the counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts.

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with investments in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

------
7

A fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures. A fund may not invest in a derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of the security are outside acceptable limits set forth in the fund's prospectus. The funds' Board of Trustees has reviewed the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides, among other things, that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Trustees as necessary.

Inflation-Indexed Securities

The funds may purchase inflation-indexed securities issued by the U.S. Treasury,
U.S. government agencies and instrumentalities other than the U.S. Treasury, and
(except the money market funds) entities other than the U.S. Treasury or U.S.
government agencies and instrumentalities.

Inflation-indexed securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them.
However, inflation-indexed securities provide this protected return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. Real interest rates (the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-indexed securities and the share price of Inflation-Adjusted Bond will fall. Investors in the fund should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security and the value of the stripped components, will decrease. If any of these possibilities are realized, Inflation-Adjusted Bond's net asset value could be negatively affected.

Inflation-Indexed Treasury Securities

Inflation-indexed U.S. Treasury securities are U.S. Treasury securities with a final value and interest payment stream linked to the inflation rate.
Inflation-indexed U.S. Treasury securities may be issued in either note or bond form. Inflation-indexed U.S. Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-indexed U.S. Treasury bonds have maturities of more than 10 years.

Inflation-indexed U.S. Treasury securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997. Inflation-indexed U.S. Treasury securities are auctioned and issued on a quarterly basis.

------
8

STRUCTURE AND INFLATION INDEX - The principal value of inflation-indexed U.S.
Treasury securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for inflation-indexed U.S.
Treasury securities is the non-seasonally adjusted U.S. City Average All Items
Consumer Price for All Urban Consumers Index (Consumer Price Index) published monthly by the U.S. Department of Labor's Bureau of Labor Statistics.

Semiannual coupon interest payments are made at a fixed percentage of the inflation-indexed principal value. The coupon rate for the semiannual interest rate of each issuance of inflation-indexed U.S. Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction). The coupon rate will likely reflect real yields available in the U.S. Treasury market; real yields are the prevailing yields on U.S. Treasury securities with similar maturities, less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity of the security is guaranteed by the U.S. Treasury to be no less than the original face or par amount of the security at the time of issuance.

INDEXING METHODOLOGY - The principal value of inflation-indexed U.S. Treasury securities will be indexed, or adjusted, to account for changes in the Consumer
Price Index. Semiannual coupon interest payment amounts will be determined by multiplying the inflation-indexed principal amount by one-half the stated rate of interest on each interest payment date.

TAXATION - The taxation of inflation-indexed U.S. Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income.

Inflation-indexed U.S. Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed U.S. Treasury securities would not generate enough income in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-indexed U.S. Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.

Inflation-Adjusted Bond, however, distributes all income on a monthly basis.
Investors in Inflation-Adjusted Bond will receive dividends that represent both the interest payments and the principal adjustments of the inflation-indexed securities held in the fund's portfolio. An investment in Inflation-Adjusted
Bond may, therefore, be a means to avoid the cash flow mismatch associated with a direct investment in inflation-indexed securities. For more information about taxes and their effect on you as an investor in the fund, see TAXES, page 54.

U.S. GOVERNMENT AGENCIES - A number of U.S. government agencies and instrumentalities other than the U.S. Treasury may issue inflation-indexed securities. Some U.S. government agencies have issued inflation-indexed securities whose design mirrors that of the inflation-indexed U.S. Treasury securities described above.

OTHER ENTITIES - Entities other than the U.S. Treasury or U.S. government agencies and instrumentalities may issue inflation-indexed securities. While some entities have issued inflation-linked securities whose design mirrors that of the inflation-indexed U.S. Treasury securities described above, others utilize different structures. For example, the

------
9

principal value of these securities may be adjusted with reference to the
Consumer Price Index, but the semiannual coupon interest payments are made at a fixed percentage of the original issue principal. Alternatively, the principal value may remain fixed, but the coupon interest payments may be adjusted with reference to the Consumer Price Index.

Loans of Portfolio Securities

Each fund, except money market funds, may lend its portfolio securities to earn additional income. If a borrower defaults on a securities loan, the lending fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation. To minimize the risk of default on securities loans, the advisor, American Century Investment
Management, Inc., adheres to the following guidelines prescribed by the Board of
Trustees governing lending of securities. These guidelines strictly govern

(1)  the type and amount of collateral that must be received by the fund;

(2)  the circumstances under which additions to that collateral must be made by borrowers;

(3)  the return received by the fund on the loaned securities;

(4)  the limitations on the percentage of fund assets on loan; and

(5)  the credit standards applied in evaluating potential borrowers of portfolio securities.

In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

Master Demand Notes (Government Agency Money Market only)

Government Agency Money Market may acquire variable-rate master demand notes issued by U.S. government agencies such as the Student Loan Marketing
Association. Master demand notes allow the fund to lend money at varying rates of interest under direct agreements with borrowers. The fund may adjust the amount of money loaned under a master demand note daily or weekly up to the full amount specified in the agreement, and the borrower may prepay up to the full amount of the loan without penalty. Master demand notes may or may not be backed by bank letters of credit. As direct agreements between lenders and borrowers, there is no secondary market for master demand notes. These instruments are redeemable (immediately repayable by the borrower) at par plus accrued interest at any time.

Mortgage-Related Securities

Background

A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security.
However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.

------
10

As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

GNMA Certificates

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban
Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans), or guaranteed by the Department of Veterans
Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans;
(b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower's monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

Fannie Mae Certificates

The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.

Fannie Mae certificates represent a pro rata interest in one or more pools of
FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

------
11

Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments
(at the certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie
Mae; this guarantee is not backed by the full faith and credit of the U.S.
government.

Freddie Mac Certificates

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home
Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily
Freddie Mac certificates.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate.
Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

Collateralized Mortgage Obligations (CMOs) (Ginnie Mae, Government Bond and
Short-Term Government only)

A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie
Mae or Freddie Mac pass-through certificates; (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans' Affairs; (c) unsecuritized conventional mortgages; or (d) any combination thereof.

In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.

As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.

------
12

Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios.
Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche - known as a companion bond, support or non-PAC bond - that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the LIBOR. Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments.
Super floaters (which float a certain percentage above LIBOR) and inverse floaters (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.

Ginnie Mae may buy only GNMA-backed CMOS.

Stripped Mortgage-Backed Securities (Ginnie Mae, Government Bond,
Inflation-Adjusted Bond and Short-Term Government only)

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.

The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

------
13

Commercial Mortgage-Backed Securities (CMBS) (Ginnie Mae, Government Bond,
Inflation-Adjusted Bond and Short-Term Government only)

CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. They may be issued by
U.S. government agencies or by private issuers. The credit quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and those of the underlying assets. Examples include classes having characteristics such as floating interest rates or scheduled amortization of principal. Rating agencies rate the individual classes of the deal based on the degree of seniority or subordination of a particular class and other factors.
The value of these securities may change because of actual or perceived changes in the creditworthiness of individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate and other factors.

CMBS may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security (IO), and all of the principal is distributed to holders of another type of security known as a principal-only security (PO). The funds are permitted to invest in IO classes of CMBS. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates.
The cash flows and yields on IO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the cases of IOs, prepayments affect the amount of cash flows provided to the investor. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to fully recoup its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. However, because commercial mortgages are often locked out from prepayment, or have high prepayment penalties or a defeasance mechanism, the prepayment risk associated with a CMBS IO class is generally less than that of a residential IO.

Adjustable-Rate Mortgage Loans (ARMs) (Ginnie Mae, Government Bond,
Inflation-Adjusted Bond and Short-Term Government only)

ARMs eligible for inclusion in a mortgage pool generally will provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, 12, 24, 36, 60 or 84 scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loan. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate adjustments:
those based on market rates and those based on a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity U.S.
Treasury rates (as reported by the Federal Reserve Board); the three-month
Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term
Treasury securities; the Eleventh District Federal Home Loan Bank Cost of Funds
Index (EDCOFI); the National Median Cost of Funds Index; the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR); or
six-month CD rates. Some indices, such as the one-year constant maturity
Treasury rate

------
14

or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the Federal Reserve Bank of New York, based on daily closing bid yields on actively traded Treasury securities submitted by five leading broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National Median Cost of Funds Index, similar to the EDCOFI, is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and represents the average monthly interest expenses on liabilities of member institutions. A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer Eurodollars in trades between banks. LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The portfolio managers may invest in ARMs whose periodic interest rate adjustments are based on new indices as these indices become available.

Mortgage Dollar Rolls

The funds (except the money market funds) may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities to financial institutions for delivery in the current month and simultaneously contracts to repurchase similar securities on a specified future date. During the period between the sale and repurchase (the "roll period"), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. The fund will use the proceeds generated from the transaction to invest in short term investments and/or other mortgage-backed securities, which may enhance the fund's current yield and total return.

For each mortgage dollar roll transaction, a fund will cover the roll by segregating on its books an offsetting cash position or a position of liquid securities of equivalent value. The portfolio managers will monitor the value of such securities to determine that the value equals or exceeds the mortgage dollar roll contract price.

A fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold.

Other Investment Companies

Each of the funds may invest in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company;
   and

*  10% of a fund's total assets in the aggregate.

------
15

A fund's investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund (except the money market funds) may invest in exchange traded funds
(ETFs), such as Standard & Poor's Depositary Receipts (SPDRs) and the Lehman
Aggregate Bond ETF, with the same percentage limitations as investments in registered investment companies. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an
ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

Repurchase Agreements

Each fund, with the exception of Capital Preservation and Government Agency
Money Market, may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

Each of the funds, with the exception of Capital Preservation and Government
Agency Money Market, may invest in repurchase agreements with respect to any security in which that fund is authorized to invest, even if the remaining maturity of the underlying security would make that security ineligible for purchase by such fund.

Restricted and Illiquid Securities

Each fund may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine. Such determination is to be based upon a consideration

------
16

of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of
Rule 144A securities. As allowed by Rule 144A, the Board of Trustees has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the non-money market funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

Swap Agreements

Each fund (except the money market funds) may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s).
The fund

------
17

may enhance income by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund's use of swap agreements will be successful depends on the advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

TRACERS(SM)/TRAINS(SM)

Inflation-Adjusted Bond may invest in TRACERS and TRAINS which represent ownership of a specified percentage of each security in an underlying pool of securities. Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be distributed to the owner pro rata or the owner may receive cash proceeds. The risk of owning these products is the same as owning the individual securities, but they enable the fund to be more diversified by owning a single security.

U.S. Government Securities

U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit pledge of the
U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency securities may be fixed for the term of the investment
(fixed-rate agency securities) or tied to prevailing interest rates
(floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

------
18

Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

Interest Rate Resets on Floating-Rate U.S. Government Agency Securities

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices:
those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index
(EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the
prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

When-Issued and Forward Commitment Agreements

The portfolio managers may sometimes purchase securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

------
19

As an operating policy, no fund will commit more than 35% of its total assets to when-issued or forward commitment agreements (including dollar rolls). If fluctuations in the value of securities held cause more than 35% of a fund's total assets to be committed under such agreements, the portfolio managers need not sell such agreements, but they will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 35% of total assets.

Zero-Coupon Securities

Zero-Coupon Treasury and Treasury-Equivalent Securities

Zero-coupon U.S. Treasury securities (or zeros) are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Unlike traditional U.S. Treasury securities, these securities are sold at a discount to their face value and all of the interest and principal is paid when the securities mature. Originally, these securities were created by broker-dealers who bought Treasury bonds and deposited these securities with a custodian bank.
The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of
Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and
generic TRs (Treasury Receipts).

The U.S. Treasury subsequently introduced a program called Separate Trading of
Registered Interest and Principal of Securities (STRIPS), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

Zero-coupon Treasury equivalent securities are government agency debt securities that are ultimately backed by obligations of the U.S. Treasury and are considered by the market place to be backed by the full faith and credit of the
U.S. Treasury. These securities are created by financial institutions (like broker-dealers) and by U.S. government agencies. For example, the Resolution
Funding Corporation (REFCORP) issues bonds whose interest payments are guaranteed by the U.S. Treasury and whose principal amounts are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the
Federal Reserve Bank of New York. The principal amount and maturity date of
REFCORP bonds are the same as the par amount and maturity date of the corresponding zeros; upon maturity, REFCORP bonds are repaid from the proceeds of the zeros. REFCORP zeros are the unmatured coupons and principal portions of
REFCORP bonds.

The U.S. government may issue securities in zero-coupon form. These securities are referred to as original issue zero-coupon securities.

Zero-Coupon U.S. Government Agency Securities

A number of U.S. government agencies issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to homebuyers or farmers. Among these agencies are the Farm Home Loan
Banks, the Federal Farm Credit Banks, and the Student Loan Marketing
Association.

Zero-coupon U.S. government agency securities operate in all respects like zero-coupon Treasury securities and their equivalents, except that they are created by separating a U.S. government agency bond's interest and principal payment obligations. The final maturity value of a zero-coupon U.S. government agency security is a debt obligation of the issuing agency. Some agency securities are backed by the full faith and credit pledge of the U.S.
government, while others are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Securities issued by U.S. government agencies in zero-coupon form are referred to as original issue zero-coupon securities.

------
20

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectus may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT                   POLICY
--------------------------------------------------------------------------------
Senior Securities         A fund may not issue senior securities, except as
                          permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing                 A fund may not borrow money, except that a fund
                          may borrow for temporary or emergency purposes
                          (not for leveraging or investment) in an amount
                          not exceeding 33-1/3% of the fund's total assets
                          (including the amount borrowed) less liabilities
                          (other than borrowings).
--------------------------------------------------------------------------------
Lending                   A fund may not lend any security or make any
                          other loan if, as a result, more than 33-1/3% of the
                          fund's total assets would be lent to other parties,
                          except (i) through the purchase of debt securities
                          in accordance with its investment objective,
                          policies and limitations; or (ii) by engaging in
                          repurchase agreements with respect to portfolio
                          securities.
--------------------------------------------------------------------------------
Real Estate               A fund may not purchase or sell real estate unless
                          acquired as a result of ownership of securities or
                          other instruments. This policy shall not prevent
                          a fund from investing in securities or other
                          instruments backed by real estate or securities of
                          companies that deal in real estate or are engaged
                          in the real estate business.
--------------------------------------------------------------------------------
Concentration             A fund may not concentrate its investments
                          in securities of issuers in a particular industry
                          (other than securities issued or guaranteed by
                          the U.S. government or any of its agencies or
                          instrumentalities).
--------------------------------------------------------------------------------
Underwriting              A fund may not serve as an underwriter of
                          securities issued by others, except to the extent
                          that the fund may be considered an underwriter
                          within the meaning of the Securities Act of 1933
                          in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities               A fund may not purchase or sell physical
                          commodities unless acquired as a result of
                          ownership of securities or other instruments,
                          provided that this limitation shall not prohibit
                          the fund from purchasing or selling options and
                          futures contracts or from investing in securities or
                          other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control                   A fund may not invest for purposes of exercising
                          control over management.
--------------------------------------------------------------------------------

For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

------
21

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations;

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

SUBJECT                 POLICY
--------------------------------------------------------------------------------
Leveraging              A fund may not purchase additional investment
                        securities at any time during which outstanding
                        borrowings exceed 5% of the total assets of the
                        fund.
--------------------------------------------------------------------------------
Liquidity               A fund may not purchase any security or enter
                        into a repurchase agreement if, as a result, more
                        than 15% (10% for money market funds) of its
                        net assets would be invested in illiquid securities.
                        Illiquid securities include repurchase agreements
                        not entitling the holder to payment of principal and
                        interest within seven days, and in securities that are
                        illiquid by virtue of legal or contractual restrictions
                        on resale or the absence of a readily available
                        market.
--------------------------------------------------------------------------------
Short Sales             A fund may not sell securities short, unless it owns
                        or has the right to obtain securities equivalent in
                        kind and amount to the securities sold short, and
                        provided that transactions in futures contracts
                        and options are not deemed to constitute selling
                        securities short.
--------------------------------------------------------------------------------
Margin                  A fund may not purchase securities on margin,
                        except to obtain such short-term credits as are
                        necessary for the clearance of transactions, and
                        provided that margin payments in connection with
                        futures contracts and options on futures contracts
                        shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined in the Act. It also defines and forbids the creation of cross- and circular-ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or certificates of deposit;

*  U.S. government securities and repurchase agreements collateralized by
   U.S. government securities; and

*  money market funds.

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective.

------
22

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund (except those of the money market funds) is listed in the Financial Highlights table in the prospectus. Because of the short-term nature of the money market funds' investments, portfolio turnover rates generally are not used to evaluate their trading activities.

Variations in a fund's portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the managers' investment outlook.

MANAGEMENT

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are "interested"
primarily by virtue of their engagement as directors and/or officers of, or ownership in, American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds'
transfer agent, American Century Services, LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

Interested Trustee
--------------------------------------------------------------------------------
JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Trustee (since 2007) and President (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM,
ACIS and other ACC subsidiaries. Managing Director, MORGAN STANLEY (March 2000 to November 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 109

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

Independent Trustees
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Trustee (since 2005)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, REGIS
MANAGEMENT COMPANY, LLC (April 2004 to present); Partner and Founder, BAY
PARTNERS (Venture capital firm, 1976 to present); Partner and Founder, WARE &
FREIDENRICH (1968 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

------
23

RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUNDS: Trustee (since 1995) and Chairman of the Board
(since 2005)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, STANFORD LAW SCHOOL (1979 to present); Marc and Eva Stern
Professor of Law and Business, COLUMBIA UNIVERSITY SCHOOL OF LAW (1992 to
present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUNDS: Trustee (since 2001)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer and Chief
Investment Officer, HALL CAPITAL PARTNERS, LLC (April
2002 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
PETER F. PERVERE, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUNDS: Trustee (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Vice President and Chief Financial Officer, COMMERCE ONE, INC. (software and services provider)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, INTRAWARE, INC.
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1941

POSITION(S) HELD WITH FUNDS: Trustee (since 1980)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, PLATINUM GROVE ASSET
MANAGEMENT, L.P. and a Partner, OAK HILL CAPITAL MANAGEMENT (1999 to present);
Frank E. Buck Professor of Finance-Emeritus, STANFORD GRADUATE SCHOOL OF
BUSINESS (1996 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, DIMENSIONAL FUND ADVISORS
(investment advisor, 1982 to present); Director, CHICAGO MERCANTILE EXCHANGE
(2000 to present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUNDS: Trustee (since 2002)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, STANFORD
UNIVERSITY (1973 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, CADENCE DESIGN SYSTEMS (1992 to
present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Trustee (since 1984)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
WINDY HILL PRODUCTIONS, LP (educational software)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 43

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

------
24

Officers
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century funds (July 2000 to August 2006). Also serves as: Senior Vice President,
ACS
--------------------------------------------------------------------------------
CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (November 2005
to present); General Counsel, ACC (March 2007 to present). Also serves as:
General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; and Senior
Vice President, ACIM, ACGIM and ACS.
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); and Controller, various American Century funds (1997 to September
2006)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1964

POSITION(S) HELD WITH FUNDS: Controller (since 1996)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Tax Officer (since 2000)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS, and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations.

Although the Board of Trustees does not manage the funds, it has hired the advisor to do so. The trustees, in carrying out their fiduciary duty under the
Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisors. The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds' investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine.
They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

------
25

The Advisory Board

The funds also have an Advisory Board. Members of the Advisory Board, if any,
function like fund trustees in many respects, but do not possess voting power.
Advisory Board members attend all meetings of the Board of Trustees and the independent trustees and receive any materials distributed in connection with such meetings. Advisory Board members may be considered as candidates to fill vacancies on the Board of Trustees.

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

--------------------------------------------------------------------------------
COMMITTEE: Audit and Compliance

MEMBERS: Peter F. Pervere, Ronald J. Gilson, Jeanne D. Wohlers

FUNCTION: The Audit and Compliance Committee approves the engagement of the funds' independent registered public accounting firm, recommends approval of such engagement to the independent trustees, and oversees the activities of the funds' independent registered public accounting firm. The committee receives reports from the advisor's Internal Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------
COMMITTEE: Corporate Governance

MEMBERS: Ronald J. Gilson, John Freidenrich, John B. Shoven

FUNCTION: The Corporate Governance Committee reviews board procedures and committee structures. It also considers and recommends individuals for nomination as trustees. The names of potential trustee candidates may be drawn from a number of sources, including recommendations from members of the board, management (in the case of interested trustees only) and shareholders.
Shareholders may submit trustee nominations to the Corporate Secretary, American
Century Funds, P.O. Box 410141, Kansas City, MO 64141. All such nominations will be forwarded to the committee for consideration. The committee also may recommend the creation of new committees, evaluate the membership structure of new and existing committees, consider the frequency and duration of board and committee meetings and otherwise evaluate the responsibilities, processes, resources, performance and compensation of the board.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 1
--------------------------------------------------------------------------------
COMMITTEE: Portfolio

MEMBERS: Myron S. Scholes, John Freidenrich, Kathryn A. Hall

FUNCTION: The Portfolio Committee reviews quarterly the investment activities and strategies used to manage fund assets. The committee regularly receives reports from portfolio managers, credit analysts and other investment personnel concerning the fund's investments.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------
COMMITTEE: Quality of Service

MEMBERS: John B. Shoven, Ronald J. Gilson, Peter F. Pervere

FUNCTION: The Quality of Service Committee reviews the level and quality of transfer agent and administrative services provided to the funds and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and seeks to improve such services where feasible and appropriate.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 5
--------------------------------------------------------------------------------

Compensation of Trustees

The trustees serve as trustees for eight American Century investment companies.
Each trustee who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among these investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

------
26

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the investment companies served by the board to each trustee who is not an interested person as defined in the Investment Company
Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2007

                                                            TOTAL COMPENSATION
                                                            FROM THE AMERICAN
                              TOTAL COMPENSATION            CENTURY FAMILY
NAME OF TRUSTEE               FROM THE FUNDS(1)             OF FUNDS(2)
--------------------------------------------------------------------------------
Antonio Canova(3)             $4,026                        $13,667
--------------------------------------------------------------------------------
John Freidenrich              $27,880                       $110,250
--------------------------------------------------------------------------------
Ronald J. Gilson              $45,661                       $180,750
--------------------------------------------------------------------------------
Kathryn A. Hall               $24,029                       $94,750
--------------------------------------------------------------------------------
Peter F. Pervere(4)           $9,481                        $40,495
--------------------------------------------------------------------------------
Myron S. Scholes              $27,557                       $109,000
--------------------------------------------------------------------------------
John B. Shoven                $29,078                       $115,000
--------------------------------------------------------------------------------
Jeanne D. Wohlers             $26,013                       $102,583
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE TRUSTEES FOR THE FISCAL YEAR ENDED
     MARCH 31, 2007, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF THE
     TRUSTEES UNDER THE AMERICAN CENTURY MUTUAL FUNDS INDEPENDENT DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE INVESTMENT COMPANIES OF THE AMERICAN
     CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF DEFERRED
     COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR. CANOVA,
     $13,667; MR. GILSON, $180,750; MS. HALL, $69,500; MR. PERVERE, $7,749; MR.
     SCHOLES, $109,000; MR. SHOVEN, $115,000 AND MS. WOHLERS, $71,808.

(3)  MR. CANOVA RESIGNED FROM THE BOARD ON MAY 14, 2006.

(4)  MR. PERVERE JOINED THE TRUST'S ADVISORY BOARD ON DECEMBER 8, 2006, AND
     WAS ELECTED TRUSTEE ON JULY 27, 2007.

The funds have adopted the American Century Mutual Funds Independent Directors'
Deferred Compensation Plan. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

------
27

OWNERSHIP OF FUND SHARES

The trustees owned shares in the funds as of December 31, 2006, as shown in the table below.

                                           Name of Trustees
-------------------------------------------------------------------------------
                             JONATHAN    JOHN          RONALD J.    KATHRYN A.
                             S. THOMAS   FREIDENRICH   GILSON       HALL
-------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:

  Capital                      A           A             D            A
  Preservation Fund
-------------------------------------------------------------------------------
  Ginnie Mae Fund              A           A             A            A
-------------------------------------------------------------------------------
  Government Agency            A           A             A            A
  Money Market Fund
-------------------------------------------------------------------------------
  Government                   A           A             A            A
  Bond Fund
-------------------------------------------------------------------------------
  Inflation-Adjusted           A           A             A            A
  Bond Fund
-------------------------------------------------------------------------------
  Short-Term                   A           A             A            A
  Government Fund
-------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen
by Trustee in Family of
Investment Companies           E           C             E            E
-------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

                                            Name of Trustees
-------------------------------------------------------------------------------
                              PETER F.     MYRON S.     JOHN B.     JEANNE D.
                              PERVERE      SCHOLES      SHOVEN      WOHLERS
-------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds
  Capital                       A            C            A           A
  Preservation Fund
-------------------------------------------------------------------------------
  Ginnie Mae Fund               A            A            A           A
-------------------------------------------------------------------------------
  Government Agency             A            C            A           C
  Money Market Fund
-------------------------------------------------------------------------------
  Government                    A            A            A           A
  Bond Fund
-------------------------------------------------------------------------------
  Inflation-Adjusted            A            A            A           A
  Bond Fund
-------------------------------------------------------------------------------
  Short-Term                    A            A            A           A
  Government Fund
-------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen
by Trustee in Family of
Investment Companies            A            E            E           E
-------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the advisor's proxy voting guidelines to govern the advisor's proxy voting activities.

------
28

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the proxy voting guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors

*  Ratification of Selection of Auditors

*  Equity-Based Compensation Plans

*  Anti-Takeover Proposals

   *  Cumulative Voting

   *  Staggered Boards

   *  "Blank Check" Preferred Stock

   *  Elimination of Preemptive Rights

   *  Non-targeted Share Repurchase

   *  Increase in Authorized Common Stock

   *  "Supermajority" Voting Provisions or Super Voting Share Classes

   *  "Fair Price" Amendments

   *  Limiting the Right to Call Special Shareholder Meetings

   *  Poison Pills or Shareholder Rights Plans

   *  Golden Parachutes

   *  Reincorporation

   *  Confidential Voting

   *  Opting In or Out of State Takeover Laws

*  Shareholder Proposals Involving Social, Moral or Ethical Matters

*  Anti-Greenmail Proposals

*  Changes to Indemnification Provisions

*  Non-Stock Incentive Plans

*  Director Tenure

*  Directors' Stock Options Plans

*  Director Share Ownership

Finally, the proxy voting guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent trustees of the funds.

In addition, to avoid any potential conflict of interest that may arise when one
American Century fund owns shares of another American Century fund, the advisor will "echo vote" such shares, if possible. That is, it will vote the shares in the same proportion as the vote of all other holders of the shares. Shares of
American Century "NT" funds will be voted in the same proportion as the vote of the shareholders of the corresponding American Century policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of Growth Fund shareholders. In all other cases, the shares will be voted in direct consultation with a committee of the independent trustees of the voting fund.

------
29

A copy of the advisor's proxy voting guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on
americancentury.com at approximately the same time. This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and
Exchange Commission within 60 days of each fiscal quarter end and also posted on
americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.

Certain portfolio characteristics determined to be sensitive and confidential will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics from those considered confidential at any time.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

Ongoing Arrangements

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds' distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the

------
30

information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor's legal department. The advisor's compliance department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of July 12,
2007 are as follows:

*  Aetna, Inc.

*  American Fidelity Assurance Co.

*  AUL/American United Life Insurance Company

*  Ameritas Life Insurance Corporation

*  Annuity Investors Life Insurance Company

*  Asset Services Company L.L.C.

*  Bell Globemedia Publishing

*  Bellwether Consulting, LLC

*  Bidart & Ross

*  Callan Associates, Inc.

*  Cambridge Financial Services, Inc.

*  Cleary Gull Inc.

*  Commerce Bank, N.A.

*  Connecticut General Life Insurance Company

*  CRA RogersCasey, Inc.

*  Defined Contribution Advisors, Inc.

*  EquiTrust Life Insurance Company

*  Evaluation Associates, LLC

*  Evergreen Investments

*  Farm Bureau Life Insurance Company

*  First MetLife Investors Insurance Company

*  Fund Evaluation Group, LLC

*  The Guardian Life Insurance & Annuity Company, Inc.

*  Hammond Associates, Inc.

*  Hewitt Associates LLC

*  ICMA Retirement Corporation

*  ING Life Insurance Company & Annuity Co.

*  Iron Capital Advisors

*  J.P. Morgan Retirement Plan Services LLC

*  Jefferson National Life Insurance Company

*  Jefferson Pilot Financial

*  Jeffrey Slocum & Associates, Inc.

*  Kansas City Life Insurance Company

*  Kmotion, Inc.

------
31

*  Liberty Life Insurance Company

*  The Lincoln National Life Insurance Company

*  Lipper Inc.

*  Manulife Financial

*  Massachusetts Mutual Life Insurance Company

*  Merrill Lynch

*  MetLife Investors Insurance Company

*  MetLife Investors Insurance Company of California

*  Midland National Life Insurance Company

*  Minnesota Life Insurance Company

*  Morgan Keegan & Co., Inc.

*  Morgan Stanley & Co., Incorporated

*  Morningstar Associates LLC

*  Morningstar Investment Services, Inc.

*  National Life Insurance Company

*  Nationwide Financial

*  New England Pension Consultants

*  Northwestern Mutual Life Insurance Co.

*  NT Global Advisors, Inc.

*  NYLIFE Distributors, LLC

*  Principal Life Insurance Company

*  Prudential Financial

*  Rocaton Investment Advisors, LLC

*  S&P Financial Communications

*  Scudder Distributors, Inc.

*  Security Benefit Life Insurance Co.

*  Smith Barney

*  SunTrust Bank

*  Symetra Life Insurance Company

*  Trusco Capital Management

*  Union Bank of California, N.A.

*  The Union Central Life Insurance Company

*  VALIC Financial Advisors

*  VALIC Retirement Services Company

*  Vestek Systems, Inc.

*  Wachovia Bank, N.A.

*  Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)  Full holdings quarterly as soon as reasonably available;

(2)  Full holdings monthly as soon as reasonably available;

(3)  Top 10 holdings monthly as soon as reasonably available; and

(4)  Portfolio characteristics monthly as soon as reasonably available.

------
32

The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.

Single Event Requests

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

Service Providers

Various service providers to the funds and the funds' advisor must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds' custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades
(as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds'
Board of Trustees exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

------
33

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of July 2, 2007, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of a fund.

                                             PERCENTAGE OF       PERCENTAGE OF
                                             OUTSTANDING         OUTSTANDING
FUND/                                        SHARES OWNED        SHARES OWNED
CLASS       SHAREHOLDER                      OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
Capital Preservation
--------------------------------------------------------------------------------
  Investor Class
            None
--------------------------------------------------------------------------------
Ginnie Mae
--------------------------------------------------------------------------------
  Investor Class

            Charles Schwab & Co. Inc.        24%                 0%
            San Francisco, California
--------------------------------------------------------------------------------
  C Class

            None
--------------------------------------------------------------------------------
  Advisor Class

            Charles Schwab & Co. Inc.        36%                 0%
            San Francisco, California

            American Century Serv Corp       11%                 0%
            Schwab-Moderately
            Aggressive
            Ginnie Mae Advisor Omnibus
            Kansas City, Missouri

            Saxon & Company                  10%                 0%
            Philadelphia, Pennsylvania

            American Century Serv Corp       7%                  0%
            Schwab-Moderate
            Ginnie Mae Advisor Omnibus
            Kansas City, Missouri

            American Century Serv Corp       5%                  0%
            Schwab-Moderately
            Conservative
            Ginnie Mae Advisor Omnibus
            Kansas City, Missouri
--------------------------------------------------------------------------------
Government Agency Money Market
--------------------------------------------------------------------------------
  Investor Class

            None
--------------------------------------------------------------------------------
  Advisor Class

            Union Bank Trust                 15%                 0%
            Nominee TS Keenan
            Relationship Trust
            San Diego, California

            Patterson & Co                   7%                  0%
            FBO Pacific Mechanical
            Corporation 401K
            Charlotte, North Carolina

            Patterson & Co                   6%                  0%
            FBO Baycorr Packaging Inc.
            Charlotte, North Carolina

            Patterson & Co                   6%                  0%
            FBO Signature Properties
            Charlotte, North Carolina

            Patterson & Co                   5%                  0%
            FBO KA McLaughlin & Diaz
            Charlotte, North Carolina
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
34

                                             PERCENTAGE OF       PERCENTAGE OF
                                             OUTSTANDING         OUTSTANDING
FUND/                                        SHARES OWNED        SHARES OWNED
CLASS       SHAREHOLDER                      OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
Government Bond
--------------------------------------------------------------------------------
  Investor Class

            Charles Schwab & Co. Inc.        17%                 0%
            San Francisco, California

            USAA Investment                  13%                 0%
            Management Inc.
            San Antonio, Texas

            James E. Stowers III TR          5%                  0%
            Shawnee Mission, Kansas
--------------------------------------------------------------------------------
  Advisor Class

            Charles Schwab & Co. Inc.        36%                 0%
            San Francisco, California

            National Financial               16%                 0%
            Services LLC
            New York, New York

            AIG Federal Savings              10%                 0%
            Bank Trust
            Houston, Texas
--------------------------------------------------------------------------------
Inflation-Adjusted Bond
--------------------------------------------------------------------------------
  Investor Class

            Charles Schwab & Co. Inc.        27%                 0%
            San Francisco, California

            National Financial               10%                 0%
            Services Corporation
            New York, New York

            MLPF&S                           9%                  0%
            Jacksonville, Florida
--------------------------------------------------------------------------------
  Institutional Class

            State Street Bank                38%                 0%
            & Trust Co. TTEE
            FBO Towers Perrin
            Deferred PSP
            Westwood, Massachusetts

            Charles Schwab & Co. Inc.        13%                 0%
            San Francisco, California

            SEI Private Trust Co.            11%                 0%
            Oaks, Pennsylvania

            American Century Serv Corp       10%                 0%
            LiveSTRONG(TM)
            2025 Portfolio
            Inflation-Adjusted Bond
            Omnibus
            Kansas City, Missouri

            American Century Serv Corp       9%                  0%
            LiveSTRONG(TM)
            2015 Portfolio
            Inflation-Adjusted Bond
            Omnibus
            Kansas City, Missouri
--------------------------------------------------------------------------------
  Advisor Class

            Charles Schwab & Co. Inc.        55%                 0%
            San Francisco, California

            National Financial               6%                  0%
            Services LLC
            New York, New York

            Nationwide Trust                 6%                  0%
            Company FSB
            Columbus, Ohio
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
35

                                             PERCENTAGE OF       PERCENTAGE OF
                                             OUTSTANDING         OUTSTANDING
FUND/                                        SHARES OWNED        SHARES OWNED
CLASS       SHAREHOLDER                      OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
Short-Term Government
--------------------------------------------------------------------------------
  Investor Class

            Stowers Institute                19%                 0%
            for Medical Research
            Kansas City, Missouri

            Stowers Institute for            17%                 0%
            Resource Development, Inc.
            Kansas City, Missouri

            Stowers Research                 17%                 0%
            Management, Inc.
            Kansas City, Missouri

            Biomed Valley                    6%                  0%
            Discoveries, Inc.
            Kansas City, Missouri
--------------------------------------------------------------------------------
  Advisor Class

            National Financial               30%                 0%
            Services LLC
            New York, New York

            Nationwide Trust                 30%                 0%
            Company FSB
            Columbus, Ohio

            Charles Schwab & Co. Inc.        19%                 0%
            San Francisco, California

            Nationwide Insurance             16%                 0%
            Company QPVA
            Columbus, Ohio
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of the trust. A shareholder owning of record or beneficially more than 25% of the trust's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of July 2, 2007, the officers and trustees of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. James E.
Stowers, Jr., controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appear in each prospectus under the heading MANAGEMENT.

For the services provided to each fund, the advisor receives a unified management fee based on a percentage of the net assets of each fund. For more information about the unified management fee, see The Investment Advisor under the heading Management in each fund's prospectus. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each of the trust's funds is categorized according to the

------
36

broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled ("Fund Category Assets").
Second, the assets are totaled for certain other accounts managed by the advisor
("Other Account Category Assets"). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same Board of Trustees as the trust. Together, the Fund Category Assets and the Other Account Category Assets comprise the "Investment Category Assets."
The Investment Category Fee Rate is then calculated by applying a fund's
Investment Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets.

Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century family of funds (the "Complex Assets"), and the
Complex Fee Rate is calculated based on the resulting total. The Investment
Category Fee Rate and the Complex Fee Rate are then added to determine the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining the assets that comprise the Fund Category Assets,
Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR:
CAPITAL PRESERVATION, GOVERNMENT AGENCY MONEY MARKET
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.2500%
--------------------------------------------------------------------------------
Next $1 billion                                                         0.2070%
--------------------------------------------------------------------------------
Next $3 billion                                                         0.1660%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.1490%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.1380%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.1375%
--------------------------------------------------------------------------------
Thereafter                                                              0.1370%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR:
GOVERNMENT BOND, INFLATION-ADJUSTED BOND
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.2800%
--------------------------------------------------------------------------------
Next $1 billion                                                         0.2280%
--------------------------------------------------------------------------------
Next $3 billion                                                         0.1980%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.1780%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.1650%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.1630%
--------------------------------------------------------------------------------
Thereafter                                                              0.1625%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR:
SHORT-TERM GOVERNMENT, GINNIE MAE
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.3600%
--------------------------------------------------------------------------------
Next $1 billion                                                         0.3080%
--------------------------------------------------------------------------------
Next $3 billion                                                         0.2780%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.2580%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.2450%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.2430%
--------------------------------------------------------------------------------
Thereafter                                                              0.2425%
--------------------------------------------------------------------------------

------
37

The Complex Fee is determined according to the schedule below.

                           INVESTOR,
                           C AND R             ADVISOR           INSTITUTIONAL
                           CLASSES:            CLASS:            CLASS:
COMPLEX ASSETS             FEE RATE            FEE RATE          FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion         0.3100%             0.0600%           0.1100%
--------------------------------------------------------------------------------
Next $7.5 billion          0.3000%             0.0500%           0.1000%
--------------------------------------------------------------------------------
Next $15 billion           0.2985%             0.0485%           0.0985%
--------------------------------------------------------------------------------
Next $25 billion           0.2970%             0.0470%           0.0970%
--------------------------------------------------------------------------------
Next $25 billion           0.2870%             0.0370%           0.0870%
--------------------------------------------------------------------------------
Next $25 billion           0.2800%             0.0300%           0.0800%
--------------------------------------------------------------------------------
Next $25 billion           0.2700%             0.0200%           0.0700%
--------------------------------------------------------------------------------
Next $25 billion           0.2650%             0.0150%           0.0650%
--------------------------------------------------------------------------------
Next $25 billion           0.2600%             0.0100%           0.0600%
--------------------------------------------------------------------------------
Next $25 billion           0.2550%             0.0050%           0.0550%
--------------------------------------------------------------------------------
Thereafter                 0.2500%             0.0000%           0.0500%
--------------------------------------------------------------------------------

On each calendar day, each class of each fund accrues a management fee that is equal to the class's Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.

The management agreement between the trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Trustees, or a majority of outstanding shareholder votes (as defined in the Investment Company Act); and

(2)  the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In

------
38

addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees paid by each fund for the fiscal periods ended March 31,
2007, 2006 and 2005, are indicated in the following tables.

FUND                           2007               2006               2005
--------------------------------------------------------------------------------
Capital Preservation           $12,376,879        $12,643,983        $13,549,377
--------------------------------------------------------------------------------
Ginnie Mae Fund                $7,487,221         $8,490,167         $9,131,125
--------------------------------------------------------------------------------
Government Agency              $2,486,183         $2,300,050         $2,299,036
Money Market
--------------------------------------------------------------------------------
Government Bond                $2,479,499         $2,466,933         $2,287,600
--------------------------------------------------------------------------------
Inflation-Adjusted Bond        $4,626,205         $4,727,095         $3,307,321
--------------------------------------------------------------------------------
Short-Term Government          $5,254,285         $5,229,058         $5,619,539
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

Other Accounts Managed

The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2007)
-------------------------------------------------------------------------------------
                                   REGISTERED                         OTHER
                                   INVESTMENT                         ACCOUNTS
                                   COMPANIES                          (E.G., SEPARATE
                                   (E.G., OTHER      OTHER            ACCOUNTS AND
                                   AMERICAN          POOLED           CORPORATE
                                   CENTURY           INVESTMENT       ACCOUNTS
                                   FUNDS AND         VEHICLES (E.G.,  INCLUDING
                                   AMERICAN          COMMINGLED       INCUBATION
                                   CENTURY           TRUSTS AND       STRATEGIES AND
                                   - SUBADVISED      529 EDUCATION    CORPORATE
                                   FUNDS)            SAVINGS PLANS)   MONEY)
-------------------------------------------------------------------------------------
Capital Preservation
-------------------------------------------------------------------------------------
Steven M.      Number of Other     14                0                2
Permut         Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other     $7,323,029,700    N/A              $95,552,433
               Accounts Managed
-------------------------------------------------------------------------------------
Lynn           Number of Other     1                 0                0
Paschen        Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other     $915,473,114      N/A              N/A
               Accounts Managed
-------------------------------------------------------------------------------------

------
39

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2007)
----------------------------------------------------------------------------------------
                                   REGISTERED                            OTHER
                                   INVESTMENT                            ACCOUNTS
                                   COMPANIES                             (E.G., SEPARATE
                                   (E.G., OTHER      OTHER               ACCOUNTS AND
                                   AMERICAN          POOLED              CORPORATE
                                   CENTURY           INVESTMENT          ACCOUNTS
                                   FUNDS AND         VEHICLES (E.G.,     INCLUDING
                                   AMERICAN          COMMINGLED          INCUBATION
                                   CENTURY           TRUSTS AND          STRATEGIES AND
                                   - SUBADVISED      529 EDUCATION       CORPORATE
                                   FUNDS)            SAVINGS PLANS)      MONEY)
----------------------------------------------------------------------------------------
Ginnie Mae
----------------------------------------------------------------------------------------
Robert V.      Number of Other     15                2                   0
Gahagan        Accounts Managed
               -------------------------------------------------------------------------
               Assets in Other     $6,139,594,886    $1,449,023,336      N/A
               Accounts Managed
----------------------------------------------------------------------------------------
Alejandro      Number of Other     10                1                   0
H. Aguilar     Accounts Managed
               -------------------------------------------------------------------------
               Assets in Other     $4,008,150,741    $52,637,802         N/A
               Accounts Managed
----------------------------------------------------------------------------------------
Dan            Number of Other     10                1                   0
Shiffman       Accounts Managed
               -------------------------------------------------------------------------
               Assets in Other     $4,008,150,741    $52,637,802         N/A
               Accounts Managed
----------------------------------------------------------------------------------------
Government Agency Money Market
----------------------------------------------------------------------------------------
Steven         Number of Other     14                0                   2
M. Permut      Accounts Managed
               -------------------------------------------------------------------------
               Assets in Other     $9,387,710,688    N/A                 $95,552,433
               Accounts Managed
----------------------------------------------------------------------------------------
Denise         Number of Other     1                 0                   0
Latchford      Accounts Managed
               -------------------------------------------------------------------------
               Assets in Other     $2,265,965,550    N/A                 N/A
               Accounts Managed
----------------------------------------------------------------------------------------
Government Bond
----------------------------------------------------------------------------------------
Robert V.      Number of Other     15                2                   0
Gahagan        Accounts Managed
               -------------------------------------------------------------------------
               Assets in Other     $6,921,861,810    $1,449,023,336      N/A
               Accounts Managed
----------------------------------------------------------------------------------------
Alejandro      Number of Other     10                1                   0
H. Aguilar     Accounts Managed
               -------------------------------------------------------------------------
               Assets in Other     $4,790,417,665    $52,637,802         N/A
               Accounts Managed
----------------------------------------------------------------------------------------
Brian          Number of Other     8                 1                   0
Howell         Accounts Managed
               -------------------------------------------------------------------------
               Assets in Other     $2,939,742,738    $52,637,802         N/A
               Accounts Managed
----------------------------------------------------------------------------------------
Dan            Number of Other     10                1                   0
Shiffman       Accounts Managed
               -------------------------------------------------------------------------
               Assets in Other     $4,790,417,665    $52,637,802         N/A
               Accounts Managed
----------------------------------------------------------------------------------------

------
40

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2007)
-------------------------------------------------------------------------------------
                                 REGISTERED                           OTHER
                                 INVESTMENT                           ACCOUNTS
                                 COMPANIES                            (E.G., SEPARATE
                                 (E.G., OTHER      OTHER              ACCOUNTS AND
                                 AMERICAN          POOLED             CORPORATE
                                 CENTURY           INVESTMENT         ACCOUNTS
                                 FUNDS AND         VEHICLES (E.G.,    INCLUDING
                                 AMERICAN          COMMINGLED         INCUBATION
                                 CENTURY           TRUSTS AND         STRATEGIES AND
                                 - SUBADVISED      529 EDUCATION      CORPORATE
                                 FUNDS)            SAVINGS PLANS)     MONEY)
-------------------------------------------------------------------------------------
Inflation-Adjusted Bond
-------------------------------------------------------------------------------------
Robert V.    Number of Other     15                2                  0
Gahagan      Accounts Managed
             ------------------------------------------------------------------------
             Assets in Other     $6,328,461,137    $1,449,023,336     N/A
             Accounts Managed
-------------------------------------------------------------------------------------
Jeremy       Number of Other     5                 0                  0
Fletcher     Accounts Managed
             ------------------------------------------------------------------------
             Assets in Other     $1,529,092,535    N/A                N/A
             Accounts Managed
-------------------------------------------------------------------------------------
Seth B.      Number of Other     5                 0                  0
Plunkett     Accounts Managed
             ------------------------------------------------------------------------
             Assets in Other     $1,529,092,535    N/A                N/A
             Accounts Managed
-------------------------------------------------------------------------------------
Short-Term Government
-------------------------------------------------------------------------------------
Robert V.    Number of Other     15                2                  0
Gahagan      Accounts Managed
             ------------------------------------------------------------------------
             Assets in Other     $6,497,199,518    $1,449,023,336     N/A
             Accounts Managed
-------------------------------------------------------------------------------------
Alejandro    Number of Other     10                1                  0
H. Aguilar   Accounts Managed
             ------------------------------------------------------------------------
             Assets in Other     $4,365,755,373    $52,637,802        N/A
             Accounts Managed
-------------------------------------------------------------------------------------
Brian        Number of Other     8                 1                  0
Howell       Accounts Managed
             ------------------------------------------------------------------------
             Assets in Other     $2,515,080,446    $52,637,802        N/A
             Accounts Managed
-------------------------------------------------------------------------------------
Dan          Number of Other     10                1                  0
Shiffman     Accounts Managed
             ------------------------------------------------------------------------
             Assets in Other     $4,365,755,373    $52,637,802        N/A
             Accounts Managed
-------------------------------------------------------------------------------------

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios.
Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

------
41

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as "tracking portfolios."
When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages.
American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Compensation

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, such as the funds described in this statement of additional information, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

A portion of portfolio managers' bonuses also is tied to individual performance goals, such as research projects and the development of new products.

------
42

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century
Companies, Inc. ("ACC"), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio managers as of March 31, 2007, the funds' most recent fiscal year end.

OWNERSHIP OF SECURITIES
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Capital Preservation

  Steven M. Permut(1)                 A
--------------------------------------------------------------------------------
  Lynn Paschen                        B
--------------------------------------------------------------------------------
Ginnie Mae

  Robert V. Gahagan(1)                A
--------------------------------------------------------------------------------
  Alejandro H. Aguilar                B
--------------------------------------------------------------------------------
  Dan Shiffman                        B
--------------------------------------------------------------------------------
Government Agency Money Market

  Steven M. Permut(1)                 A
--------------------------------------------------------------------------------
  Denise Latchford                    D
--------------------------------------------------------------------------------
Government Bond

  Robert V. Gahagan(1)                A
--------------------------------------------------------------------------------
  Alejandro H. Aguilar(1)             A
--------------------------------------------------------------------------------
  Brian Howell(1)                     A
--------------------------------------------------------------------------------
  Dan Shiffman(1)                     A
--------------------------------------------------------------------------------
Inflation-Adjusted Bond

  Robert V. Gahagan                   D
--------------------------------------------------------------------------------
  Jeremy Fletcher                     C
--------------------------------------------------------------------------------
  Seth B. Plunkett                    C
--------------------------------------------------------------------------------
Short-Term Government

  Robert V. Gahagan(1)                A
--------------------------------------------------------------------------------
  Alejandro H. Aguilar(1)             A
--------------------------------------------------------------------------------
  Brian Howell(1)                     A
--------------------------------------------------------------------------------
  Dan Shiffman(1)                     A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000;
E - $100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND

------
43

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACS's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR on page 36.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption INVESTMENT
ADVISOR on page 36. ACIS does not earn commissions for distributing the funds'
shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for the provision of these services.

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, NY 11245, and Commerce Bank,
N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians. JPMorgan Chase Bank is paid based on the monthly average of assets held in custody plus a transaction fee.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP serves as the independent registered public accounting firm of the funds. The address of PricewaterhouseCoopers LLP is 1055
Broadway, 10th Floor, Kansas City, Missouri 64105. As the independent registered public accounting firm of the funds, PricewaterhouseCoopers LLP provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

------
44

BROKERAGE ALLOCATION

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
March 31, 2007, 2006 and 2005, the funds did not pay any brokerage commissions.

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, none of the funds owned securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

INFORMATION ABOUT FUND SHARES

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (or funds). Each of the funds named on the front of this statement of additional information is a series of shares issued by the trust. In addition, each series (or fund) may be divided into separate classes.
See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the trust's (i.e., all funds') outstanding shares may be able to elect a Board of
Trustees. The trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.
Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

The trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote or (2) by the Trustees by written notice to shareholders of each fund. Any fund may be terminated by (1)
approval of at least two-thirds of the shares of that fund or (2) by the
Trustees by written notice to shareholders of that fund.

Upon termination of the trust or a fund, as the case may be, the trust shall pay or otherwise provide for all charges, taxes, expenses and liabilities belonging to the trust or the fund. Thereafter, the trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the trust. The Declaration of Trust provides that the trust will, upon request, assume the defense of any claim made against

------
45

any shareholder for any act or obligation of the trust and satisfy any judgment thereon. The Declaration of Trust further provides that the trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.
Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the trust is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series.
Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the funds' prospectus. Pursuant to such plan, the funds may issue up to five classes of shares: Investor Class,
Institutional Class, C Class, R Class and Advisor Class. Not all funds offer all five classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Advisor and Institutional Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master
Distribution and Shareholder Services Plan (the Advisor Class Plan). The C Class
also is made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k) and other retirement plans. The unified management fee for the C and R classes is the same as for Investor Class, but the C and R
Class shares each are subject to a separate Master Distribution and Individual
Shareholder Services Plan (the C Class Plan and R Class Plan, respectively and collectively with the Advisor Class Plan, the plans) described below. The plans have been adopted by the funds' Board of Trustees in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Trustees and approved by its shareholders. Pursuant to such rule, the Board of
Trustees and initial shareholder of the funds' Advisor, C and R Classes have approved and entered into the Advisor Class Plan, the C Class Plan and R Class
Plan, respectively. The plans are described below.

In adopting the plans, the Board of Trustees (including a majority of trustees who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule 12b-1, information about revenues and expenses under the plans is presented to the
Board of Trustees quarterly for its consideration in continuing the plans.
Continuance of the plans must be approved by the Board of Trustees, including a majority of the independent trustees annually. The plans may be amended by a vote of the Board of Trustees, including a

------
46

majority of the independent trustees, except that the plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

C Class Plan

As described in the prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the C Class shares, 0.25% of which is paid for ongoing individual shareholder and administrative services (as described below) and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2007, the aggregate amount of fees paid by the funds under the C Class Plan was:

     Ginnie Mae             $168,353

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the C Class shares for the services as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include, but are not limited to:

------
47

(a)  paying of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c)  compensating and paying expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

R Class Plan

As described in the prospectus, the R Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. No fees were paid under the R Class Plan as of March 31, 2007.

------
48

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the R Class shares for the services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c)  paying and compensating expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

------
49

Advisor Class Plan

As described in the prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for investors in the
Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
investment advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares, and the funds' Board of Trustees has adopted the Advisor Class Plan. Pursuant to the Advisor Class Plan, the Advisor
Class pays funds' distributor 0.50% annually of the aggregate average daily net asset value of the funds' Advisor Class shares, 0.25% of which is paid for ongoing shareholder and administrative services (as described below) and 0.25%
of which is paid for distribution services, including past distribution services
(as described below). This payment is fixed as 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31,
2007, the aggregate amount of fees paid under the Advisor Class Plan was:

     Ginnie Mae                            $371,650
     Government Agency Money Market         $91,558
     Government Bond                       $196,308
     Inflation-Adjusted Bond             $2,559,098
     Short-Term Government                 $146,984

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but not limited to,

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media)
     of shares and placing purchase, exchange and redemption orders with the distributor;

(b)  providing investors with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of investors and assisting investors in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for investors and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

------
50

(i)  preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to investors and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended March 31, 2007, the amount of fees paid by the funds under the Advisor Class Plan for shareholder services was:

      Ginnie Mae                           $185,825
      Government Agency Money Market        $45,779
      Government Bond                       $98,154
      Inflation-Adjusted Bond            $1,279,549
      Short-Term Government                 $73,492

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include, but are not limited to,

(a)  paying sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensating and paying expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective investors, including distributing prospectuses, statements of additional information and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD;
     and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this
     Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended March 31, 2007, the amount of fees paid by the funds under the Advisor Class Plan for distribution services was:

      Ginnie Mae                            $185,825
      Government Agency Money Market         $45,779
      Government Bond                        $98,154
      Inflation-Adjusted Bond             $1,279,549
      Short-Term Government                  $73,492

------
51

Sales Charges

The sales charges applicable to the C Class of the funds are described in the prospectus in the section titled INVESTING THROUGH A FINANCIAL INTERMEDIARY.
Shares of the C Class are subject to a CDSC upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectus. The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectus.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

The aggregate CDSCs paid to the Distributor for the C Class shares in the fiscal year ended March 31, 2007, was: Ginnie Mae, $1,941.

Payments to Dealers

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell C Class shares of the funds at the time of such sales.
Payments will equal 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the
13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, C Class purchases are subject to a CDSC as described in the prospectus.

From time to time, the distributor may provide additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public
(including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such payments will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the fund's prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

American Century considers employer-sponsored retirement plans to include the following:

*  401(a) plans

*  pension plans

*  profit sharing plans

*  401(k) plans

*  money purchase plans

*  target benefit plans

*  Taft-Hartley multi-employer pension plans

*  SERP and "Top Hat" plans

*  ERISA trusts

*  employee benefit trusts

*  457 plans

*  KEOGH plans

------
52

*  employer-sponsored 403(b) plans (including self-directed)

*  nonqualified deferred compensation plans

*  nonqualified excess benefit plans

*  nonqualified retirement plans

*  SIMPLE IRAs

*  SEP IRAs

*  SARSEP

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Traditional IRAs and Roth IRAs.

                                                                   TRADITIONAL
                                             EMPLOYER-SPONSORED    AND
                                             RETIREMENT PLANS      ROTH IRAS
--------------------------------------------------------------------------------
C Class shares may be purchased              Yes, for plans        Yes
with dealer concessions and CDSC(1)          under $1 million
--------------------------------------------------------------------------------
C Class shares may be purchased              Yes                   No
with no dealer concessions and CDSC(1)(2)
--------------------------------------------------------------------------------
Institutional Class shares may be purchased  Yes                   Yes
--------------------------------------------------------------------------------
Investor Class shares may be purchased       Yes                   Yes
--------------------------------------------------------------------------------
Advisor Class shares may be purchased        Yes                   Yes
--------------------------------------------------------------------------------
R Class shares may be purchased              Yes                   No
--------------------------------------------------------------------------------

(1)  REFER TO THE PROSPECTUS FOR MAXIMUM PURCHASE REQUIREMENTS.

(2)  REFER TO THE PROSPECTUS REGARDING SALES CHARGES AND CDSC WAIVERS.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange (the NYSE) each day the Exchange is open for business. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.

The advisor typically completes its trading on behalf of each fund in various markets before the NYSE closes for the day. Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding.
Expenses and interest earned on portfolio securities are accrued daily.

Money Market Funds

The money market funds operate pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost.
This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the funds'
yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

As required by Rule 2a-7, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day

------
53

operation of the money market funds has been delegated to the portfolio managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the money market funds' portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market funds' net asset values calculated by using available market quotations deviate from the per-share value based on amortized cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed 0.25%.

Actions the advisor and the Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii)
withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.

The fund has obtained private insurance that primarily protects the money market funds against default of principal or interest payments on the instruments they hold and against bankruptcy by issuers and credit enhancers of these instruments. Although the funds will be charged premiums by an insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the funds may incur losses regardless of the insurance. The insurance does not guarantee or insure that the funds will be able to maintain a stable net asset value of $1 per share.

Non-Money Market Funds

Securities held by the non-money market funds normally are priced using data provided by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and ask prices provided by broker-dealers.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith using methods approved by the Board of Trustees.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

------
54

Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and generally can be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is actually received by a fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund. Market discount is calculated on a straight-line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.

As of March 31, 2007, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

FUND         2008          2009         2010 2011       2012          2013          2014          2015
---------------------------------------------------------------------------------------------------------------
Capital      -             -            -    -          -             -             -             -
Preservation
---------------------------------------------------------------------------------------------------------------
Ginnie Mae   ($7,179,913)  ($255,936)   -    ($285,414) ($22,063,924) ($11,922,927) ($10,878,793) ($7,352,431)
---------------------------------------------------------------------------------------------------------------
Government   -             -            -    -          ($10,414)     ($2,278)      ($316)        ($23)
Agency
Money
Market
---------------------------------------------------------------------------------------------------------------
Government   -             -            -    -          -             ($3,509,402)  -             ($6,836,368)
Bond
---------------------------------------------------------------------------------------------------------------
Inflation-   -             -            -    -          -             -             ($841,021)    ($13,201,176)
Adjusted
Bond
---------------------------------------------------------------------------------------------------------------
Short-Term   ($15,891,898) ($3,678,384) -    -          -             ($8,188,381)  ($7,433,320)  ($7,605,648)
Government
---------------------------------------------------------------------------------------------------------------

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains. Qualified dividend income is a dividend received by the fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held at least 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Distributions from gains on assets held by a fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in a fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

------
55

STATE AND LOCAL TAXES

Distributions also may be subject to state and local taxes, even if all or a substantial part of these distributions are derived from interest on U.S.
government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of these distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial statements have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent
Registered Public Accounting Firm and the financial statements included in the funds' Annual Reports for the fiscal year ended March 31, 2007, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectuses, the funds will invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectuses. The following is a summary of the rating categories referenced in the prospectus.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
Standard & Poor's
--------------------------------------------------------------------------------
AAA             This is the highest rating assigned by S&P to a debt
                obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA              Debt rated in this category is considered to have a very
                strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A               Debt rated A has a strong capacity to pay interest and
                repay principal, although it is somewhat more susceptible
                to the adverse effects of changes in circumstances and
                economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB             Debt rated in this category is regarded as having an
                adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more
                likely to lead to a weakened capacity to pay interest and
                repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having
                significant speculative characteristics.
--------------------------------------------------------------------------------
BB              Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse
                business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB
                rating.
--------------------------------------------------------------------------------
B               Debt rated in this category is more vulnerable to
                nonpayment than obligations rated 'BB', but currently has
                the capacity to pay interest and repay principal. Adverse
                business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and
                repay principal.
--------------------------------------------------------------------------------

------
56

Standard & Poor's
--------------------------------------------------------------------------------
CCC            Debt rated in this category is currently vulnerable to
               nonpayment and is dependent upon favorable business,
               financial, and economic conditions to meet timely payment
               of interest and repayment of principal. In the event of
               adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
               The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-
               rating.
--------------------------------------------------------------------------------
CC             Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt
               subordinated to senior debt that is assigned an actual or
               implied CCC rating.
--------------------------------------------------------------------------------
C              The rating C typically is applied to debt subordinated to
               senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or
               similar action taken, but debt service payments are being
               continued.
--------------------------------------------------------------------------------
D              Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not
               made on the date due even if the applicable grace period
               has not expired, unless S&P believes that such payments
               will be made during such grace period. It also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------
Aaa           This is the highest rating assigned by Moody's to a debt
              obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa            Debt rated in this category is considered to have a very
              strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa
              debt, it comprises what are generally known as high-grade
              bonds.
--------------------------------------------------------------------------------
A             Debt rated in this category possesses many favorable
              investment attributes and is to be considered as upper-
              medium-grade debt. Although capacity to pay interest and
              repay principal are considered adequate, it is somewhat
              more susceptible to the adverse effects of changes in
              circumstances and economic conditions than debt in higher-
              rated categories.
--------------------------------------------------------------------------------
Baa           Debt rated in this category is considered as medium-grade
              debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection
              parameters, adverse economic conditions or changing
              circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is
              regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba            Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing
              uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B             Debt rated B has a greater vulnerability to default, but
              currently has the capacity to meet financial commitments.
              Assurance of interest and principal payments or of
              maintenance of other terms of the contract over any long
              period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa           Debt rated Caa is of poor standing, has a currently
              identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to
              meet timely payment of interest and repayment of principal.
              In the event of adverse business, financial or economic
              conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implied B or B3 rating.
--------------------------------------------------------------------------------
Ca            Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C             This is the lowest rating assigned by Moody's, and debt rated
              C can be regarded as having extremely poor prospects of
              attaining investment standing.
--------------------------------------------------------------------------------

------
57

Fitch Investors Service, Inc.
--------------------------------------------------------------------------------
AAA                   Debt rated in this category has the lowest expectation
                      of credit risk. Capacity for timely payment of financial
                      commitments is exceptionally strong and highly
                      unlikely to be adversely affected by foreseeable
                      events.
--------------------------------------------------------------------------------
AA                    Debt rated in this category has a very low expectation
                      of credit risk. Capacity for timely payment of financial
                      commitments is very strong and not significantly
                      vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A                     Debt rated in this category has a low expectation of
                      credit risk. Capacity for timely payment of financial
                      commitments is strong, but may be more vulnerable to
                      changes in circumstances or in economic conditions
                      than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB                   Debt rated in this category currently has a low
                      expectation of credit risk and an adequate capacity for
                      timely payment of financial commitments. However,
                      adverse changes in circumstances and in economic
                      conditions are more likely to impair this capacity. This
                      is the lowest investment grade category.
--------------------------------------------------------------------------------
BB                    Debt rated in this category has a possibility of
                      developing credit risk, particularly as the result of
                      adverse economic change over time. However,
                      business or financial alternatives may be available
                      to allow financial commitments to be met. Securities
                      rated in this category are not investment grade.
--------------------------------------------------------------------------------
B                     Debt rated in this category has significant credit
                      risk, but a limited margin of safety remains. Financial
                      commitments currently are being met, but capacity
                      for continued debt service payments is contingent
                      upon a sustained, favorable business and economic
                      environment.
--------------------------------------------------------------------------------
CCC, CC, C            Debt rated in these categories has a real possibility for
                      default. Capacity for meeting financial commitments
                      depends solely upon sustained, favorable business or
                      economic developments. A CC rating indicates that
                      default of some kind appears probable; a C rating
                      signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D            The ratings of obligations in these categories are
                      based on their prospects for achieving partial or
                      full recovery in a reorganization or liquidation of
                      the obligor. While expected recovery values are
                      highly speculative and cannot be estimated with any
                      precision, the following serve as general guidelines.
                      DDD obligations have the highest potential for
                      recovery, around 90%-100% of outstanding amounts
                      and accrued interest. DD indicates potential recoveries
                      in the range of 50%-90% and D the lowest recovery
                      potential, i.e., below 50%.

                      Entities rated in these categories have defaulted
                      on some or all of their obligations. Entities rated
                      DDD have the highest prospect for resumption of
                      performance or continued operation with or without a
                      formal reorganization process. Entities rated DD and
                      D are generally undergoing a formal reorganization or
                      liquidation process; those rated DD are likely to satisfy
                      a higher portion of their outstanding obligations, while
                      entities rated D have a poor prospect of repaying all
                      obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

------
58

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P          MOODY'S           DESCRIPTION
--------------------------------------------------------------------------------
A-1          Prime-1           This indicates that the degree of safety
             (P-1)             regarding timely payment is strong. Standard
                               & Poor's rates those issues determined
                               to possess extremely strong safety
                               characteristics as A-1+.
--------------------------------------------------------------------------------
A-2          Prime-2           Capacity for timely payment on commercial
             (P-2)             paper is satisfactory, but the relative
                               degree of safety is not as high as for
                               issues designated A-1. Earnings trends
                               and coverage ratios, while sound, will be
                               more subject to variation. Capitalization
                               characteristics, while still appropriated, may
                               be more affected by external conditions.
                               Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3          Prime-3           This indicates satisfactory capacity for timely
             (P-3)             repayment. Issues that carry this rating are
                               somewhat more vulnerable to the adverse
                               changes in circumstances than obligations
                               carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P          MOODY'S          DESCRIPTION
--------------------------------------------------------------------------------
SP-1         MIG-1;           Notes are of the highest quality enjoying
             VMIG-1           strong protection from established cash
                              flows of funds for their servicing or from
                              established and broad-based access to the
                              market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2         MIG-2;           Notes are of high quality with margins of
             VMIG-2           protection ample, although not so large as in
                              the preceding group.
--------------------------------------------------------------------------------
SP-3         MIG-3;           Notes are of favorable quality with all security
             VMIG-3           elements accounted for, but lacking the
                              undeniable strength of the preceding grades.
                              Market access for refinancing, in particular, is
                              likely to be less well-established.
--------------------------------------------------------------------------------
SP-4         MIG-4;           Notes are of adequate quality, carrying
             VMIG-4           specific risk but having protection and not
                              distinctly or predominantly speculative.
--------------------------------------------------------------------------------

------
59

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the fund, online at americancentury.com, by contacting American
Century at one of the addresses or telephone numbers listed below or by contacting your financial intermediary.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan

* a bank

* a broker-dealer

* an insurance company

* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for location and hours.

ON THE INTERNET        * EDGAR database at sec.gov
                       * By email request at publicinfo@sec.gov

BY MAIL                SEC Public Reference Section
                       Washington, D.C. 20549-0102

Investment Company Act File No. 811-4363

AMERICAN CENTURY INVESTMENTS
americancentury.com
                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

SH-SAI-54952 0708

AMERICAN CENTURY GOVERNMENT INCOME TRUST

PART C    OTHER INFORMATION

Item 23.  Exhibits

     (a)  (1) Amended and Restated Agreement and Declaration of Trust of
American Century Government Income Trust, dated March 26, 2004 (filed electronically as Exhibit a to Post-Effective Amendment No. 49 to the
Registration Statement of the Registrant on July 29, 2004, File No. 2-99222, and
incorporated herein by reference).

          (2) Amendment No. 1 to Amended and Restated Agreement and
Declaration of Trust of American Century Government Income Trust, dated March 8,
2007 (filed electronically as Exhibit a2 to Post-Effective Amendment No. 53 to
the Registration Statement of the Registrant on May 15, 2007, File No. 2-99222,
and incorporated herein by reference).

          (3)  Amendment No. 2 to Amended and Restated Agreement and
Declaration of Trust of American Century Government Income Trust, dated July 3,
2007, is included herein.

     (b)  Amended and Restated Bylaws, dated August 26, 2004 (filed electronically as Exhibit b to Post-Effective Amendment No. 50 to the
Registration Statement of the Registrant on May 16, 2005, File No. 2-99222, and
incorporated herein by reference).

     (c)  Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article IV, Article V, Article VI and Article VIII of
Registrant's Amended and Restated Agreement and Declaration of Trust, appearing as Exhibit a herein and Article II, Article VII, Article VIII, and Article IX of
Registrant's Amended and Restated Bylaws, incorporated herein by reference.

     (d) (1) Management Agreement between American Century Government Income
Trust and American Century Investment Management, Inc., dated August 1, 2007, is included herein.

         (2) Management Agreement between American Century Government Income
Trust and American Century Investment Management, Inc., dated August 1, 2007, is included herein.

     (e)  (1) Amended and Restated Distribution Agreement between American
Century Government Income Trust and American Century Investment Services, Inc.,
dated August 1, 2007, is included herein.

          (2) Form of Dealer/Agency Agreement (filed electronically as Exhibit
e2 to Post-Effective Amendment No. 25 to the Registration Statement of American
Century International Bond Funds on April 30, 2007, File No. 333-43321 and
incorporated herein by reference).

     (f)  Not applicable.

     (g)  (1) Master Agreement with Commerce Bank N.A., dated January 22, 1997
(filed electronically as Exhibit b8e to Post-Effective Amendment No. 76 to the
Registration Statement of American Century Mutual Funds, Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody Agreement with The Chase Manhattan Bank, dated
August 9, 1996 (filed electronically as Exhibit b8 to Post-Effective Amendment
No. 31 to the Registration Statement of the Registrant on February 7, 1997, File
No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement between American
Century Investments and The Chase Manhattan Bank, dated December 9, 2000 (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2 to the
Registration Statement of American Century Variable Portfolios II, Inc. on
January 9, 2001, File No. 333-46922, and incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody Agreement between American
Century Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically as Exhibit g4 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century Quantitative Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule, dated October 19,
2000 (filed electronically as Exhibit g5 to Post-Effective Amendment No. 35 to
the Registration Statement of American Century Quantitative Equity Funds, Inc.
on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 3 to the Global Custody Agreement between American
Century Investments and the JPMorgan Chase Bank, dated as of May 31, 2006 (filed electronically as Exhibit g6 to Pre-Effective Amendment No. 1 to the
Registration Statement of American Century Growth Funds, Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

     (h)  (1) Amended and Restated Transfer Agency Agreement between American
Century Government Income Trust and American Century Services, LLC, dated August
1, 2007, is included herein.

          (2) Credit Agreement with JPMorgan Chase Bank, as Administrative
Agent, dated December 17, 2003 (filed electronically as Exhibit h9 to
Post-Effective Amendment No. 39 to the Registration Statement of American
Century Target Maturities Trust on January 30, 2004, File No. 2-94608, and
incorporated herein by reference).

          (3) Termination, Replacement and Restatement Agreement with JPMorgan
Chase Bank N.A., as Administrative Agent, dated December 13, 2006 (filed electronically as Exhibit h13 to Post-Effective Amendment No. 41 to the
Registration Statement of American Century California Tax-Free and Municipal
Funds on December 28, 2006, File No. 2-82734, and incorporated herein by reference).

          (4) Customer Identification Program Reliance Agreement (filed electronically as Exhibit h2 to Pre-Effective Amendment No. 1 to the
Registration Statement of American Century Growth Funds, Inc. on May 30,2006,
File No. 333-132116, and incorporated herein by reference).

     (i)  Opinion and Consent of Counsel dated July 27, 2007, is included herein.

     (j)  Consent of PricewaterhouseCoopers LLP, independent registered accounting firm, dated July 23, 2007, is included herein.

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Amended and Restated Master Distribution and Shareholder
Services Plan (Advisor Class) of American Century Government Income Trust, dated
August 1, 2007, is included herein.

          (2) Amended and Restated Master Distribution and Individual
Shareholder Services Plan (C Class) of American Century Government Income Trust,
dated August 1, 2007, is included herein.

          (3) Amended and Restated Master Distribution and Individual
Shareholder Services Plan (R Class) of American Century Government Income Trust,
dated August 1, 2007, is included herein.

     (n)   Amended and Restated Multiple Class Plan of American Century
Government Income Trust, dated August 1, 2007, is included herein.

     (o)  Reserved.

     (p) (1) American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 41 to the
Registration Statement of American Century California Tax-Free and Municipal
Funds on December 28, 2006, File No. 2-82734, and incorporated herein by reference).

          (2) Independent Directors' Code of Ethics amended February 28, 2000
(filed electronically as Exhibit p2 to Post-Effective Amendment No. 40 to the
Registration Statement of American Century Target Maturities Trust on November
30, 2004, File No. 2-94608, and incorporated herein by reference).

     (q)  (1) Power of Attorney, dated March 8, 2007 (filed electronically as
Exhibit q1 to Post-Effective Amendment No. 11 to the Registration Statement of
American Century Variable Portfolios II, Inc. on April 11, 2007, File No.
333-46922, and incorporated herein by reference).

          (2) Secretary's Certificate, dated March 13, 2007 (filed
electronically as Exhibit q2 to Post-Effective Amendment No. 11 to the
Registration Statement of American Century Variable Portfolios II, Inc. on April
11, 2007, File No. 333-46922, and incorporated herein by reference).

Item 24.  Persons Controlled by or Under Common Control with Registrant

     The persons who serve as the trustees or directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

     Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

Item 25.  Indemnification

As stated in Article VII, Section 3 of the Amended and Restated Agreement and
Declaration of Trust, incorporated herein by reference to Exhibit a to the
Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution of the Trustees."

Registrant hereby incorporates by reference, as though set forth fully herein,
Article VI of the Registrant's Amended and Restated Bylaws, appearing as Exhibit
b herein.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 26.  Business and Other Connections of Investment Advisor

     In addition to serving as the Registrant's investment advisor, American
Century Investment Management, Inc. provides portfolio management services for other investment companies as well as for other business and institutional clients. Business backgrounds of the directors and principal executive officers of the advisor that also hold positions with the Registrant are included under
"Management" in the Statement of Additional Information included in this registration statement. The remaining principal executive officers and directors of the advisor and their principal occupations during the past 2 fiscal years are as follows:

     James E. Stowers, Jr. (Director). Founder, Co-Chairman, Director and
     Controlling Shareholder, American Century Companies, Inc. (ACC); Co-Vice
     Chairman, ACC (January 2006-February 2007), Chairman, ACC (January 1995 to
     December 2004); Director, American Century Global Investment Management,
     Inc. (ACGIM), American Century Services, LLC (ACS), American Century
     Investment Services, Inc. (ACIS) and other ACC subsidiaries, as well as a number of American Century-advised investment companies.

     Enrique Chang (President, Chief Executive Officer and Chief Investment
     Officer of ACIM). President, Chief Executive Officer and Chief Investment
     Officer, ACGIM. Served as President and Chief Executive Officer, Munder
     Capital Management, 2002 to 2006.

The principal address for all American Century entities other than ACGIM is 4500
Main Street, Kansas City, MO 64111. The principal address for ACGIM is 666 Third
Avenue, 23rd Floor, New York, NY 10017.

Item 27.  Principal Underwriters

I.  (a)   American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century Growth Funds, Inc.
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal       Positions and Offices    Positions and Offices
Business Address*         with Underwriter         with Registrant

James E. Stowers, Jr.    Director                      none

Jonathan S. Thomas       Director                      President and
                                                       Trustee

Brian Jeter              President and Chief           none
                         Executive Officer

Jon W. Zindel            Senior Vice President         Tax Officer
                         and Chief Accounting Officer

David K. Anderson        Chief Financial Officer       none

Donna Byers              Senior Vice President         none

Mark Killen              Senior Vice President         none

David Larrabee           Senior Vice President         none

Barry Mayhew             Senior Vice President         none

David C. Tucker          Senior Vice President         none

Joseph S. Reece          Chief Compliance Officer      none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 28. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Investment Management, Inc., 4500 Main Street,
Kansas City, MO 64111 and 1665 Charleston Road, Mountain View, CA; American
Century Services, LLC, 4500 Main Street, Kansas City, MO 64111; JP Morgan Chase
Bank, 4 Metro Tech Center, Brooklyn, NY 11245; and Commerce Bank, N.A., 1000
Walnut, Kansas City, MO 64105.

Item 29. Management Services -- Not applicable.

Item 30. Undertakings -- Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment
Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 27th day of
July, 2007.

                            AMERICAN CENTURY GOVERNMENT INCOME TRUST
                            (Registrant)

                            By: /*/
                            -------------------------------------------
                               Jonathan S. Thomas
                               President

     Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                    Date
---------                             -----                    ----

*                                 President                 July 27, 2007
-------------------------
Jonathan S. Thomas

*                                 Vice President,           July 27, 2007
-------------------------         Treasurer and Chief
Robert J. Leach                   Financial Officer

*                                 Trustee                   July 27, 2007
-------------------------
John Freidenrich

*                                 Chairman of the Board     July 27, 2007
-------------------------         and Trustee
Ronald J. Gilson

*                                 Trustee                   July 27, 2007
-------------------------
Kathryn A. Hall

*                                 Trustee                   July 27, 2007
-------------------------
Myron S. Scholes

*                                 Trustee                   July 27, 2007
-------------------------
John B. Shoven

*                                 Trustee                   July 27, 2007
-------------------------
Jeanne D. Wohlers

By:      /s/ Kathleen Gunja Nelson
         -----------------------------
         Kathleen Gunja Nelson
         Attorney-in-Fact
         (pursuant to Power of Attorney
         dated March 8, 2007)

                              EXHIBIT INDEX

EXHIBIT             DESCRIPTION OF DOCUMENT
NUMBER

EXHIBIT(a) (3)      Amendment No. 2 to Amended and Restated Agreement and
                    Declaration of Trust of American Century Government Income
                    Trust, dated July 3, 2007.

EXHIBIT (d)(1)      Management Agreement between American Century Government
                    Income Trust and American Century Investment Management,
                    Inc., dated August 1, 2007.

EXHIBIT (d)(2)      Management Agreement between American Century Government
                    Income Trust and American Century Investment Management,
                    Inc., dated August 1, 2007.

EXHIBIT (e) (1)     Amended and Restated Distribution Agreement between American
                    Century Government Income Trust and American Century
                    Investment Services, Inc., dated August 1, 2007.

EXHIBIT (h) (1)     Amended and Restated Transfer Agency Agreement between
                    American Century Government Income Trust and American
                    Century Services, LLC, dated August 1, 2007.

EXHIBIT (i)         Opinion and Consent of Counsel dated July 27, 2007.

EXHIBIT (j)         Consent of PricewaterhouseCoopers LLP, independent
                    registered accounting firm, dated July 23, 2007.

EXHIBIT (m) (1)     Amended and Restated Master Distribution and Shareholder
                    Services Plan (Advisor Class) of American Century Government
                    Income Trust, dated August 1, 2007.

EXHIBIT (m) (2)     Amended and Restated Master Distribution and Individual
                    Shareholder Services Plan (C Class) of American Century
                    Government Income Trust, dated August 1, 2007.

EXHIBIT (m) (3)     Amended and Restated Master Distribution and Individual
                    Shareholder Services Plan (R Class) of American Century
                    Government Income Trust, dated August 1, 2007.

EXHIBIT (n)         Amended and Restated Multiple Class Plan of American Century
                    Government Income Trust, dated August 1, 2007.